UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 12/31/2013

Item 1 – Report to Stockholders

Master Extended Market Index Series of Quantitative Master Series LLC

Annual Report, December 31, 2013

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•	For the 12 month period ended December 31, 2013, Master Extended Market Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 37.98% while the benchmark Dow Jones US Completion Total Stock Market IndexSM (the “Benchmark Index”) returned 38.05%. The return for the Series differs from the Benchmark Index return because of Series expenses.

Describe the market environment.

  US equity markets began 2013 with a powerful relief rally after the United States averted the worst of its potential fiscal crisis with a last-minute tax deal. The rally softened in February, however, as economic momentum slowed. Later in the first quarter, a stalemate presidential election in Italy and a severe banking crisis in Cyprus reminded investors that political and financial instability in Europe continued to pose risks. The ascent of equities persevered as increased global liquidity kept interest rates low and investors turned to riskier asset classes in search of yield.

  As the year progressed, the direction of stock markets became increasingly dominated by speculation around the future of monetary policy. Sluggish US growth, ironically, was often conducive to positive stock market performance as weak economic data reinforced investors’ expectations that the US Federal Reserve would maintain its accommodative stance. Additionally, the modest pace of economic growth contributed to corporate profit margins as the US recovery was strong enough to support revenues while nearly stagnant wage growth kept costs low.

  After peaking in late May, stock markets recoiled when Fed Chairman Bernanke mentioned the possibility of gradually reducing (or “tapering”) monetary stimulus before the end of 2013. Volatility picked up considerably as many investors misinterpreted the Fed’s remarks as signaling the end of low short-term interest rates. However, equities staged a swift mid-summer rebound when the Fed’s tone turned more dovish. Later in the third quarter, mixed economic data drove high volatility as it made investors increasingly anxious about when and how much the Fed would scale back on its monthly asset purchase program.

  September brought another sharp rally as the Fed defied market expectations with its decision to delay tapering its asset purchases. But the equity market advance was interrupted again in late September when the US teetered on breaching the national debt ceiling and political brinksmanship led to a partial government shutdown. The rally quickly resumed in mid-October when politicians engineered a compromise to reopen the government and extend the debt ceiling until early 2014.

  As economic indicators improved later in the fall, investors grappled with rising uncertainty around the timing of the anticipated Fed taper. This anxiety was ultimately relieved when the central bank announced the commencement of tapering in mid-December. Investors reacted positively to this policy move as it signaled the Fed’s perception of real improvement in US growth. Sentiment was also buoyed by the extension of the Fed’s expected time horizon for maintaining low short-term interest rates.

Describe recent portfolio activity.

  During the period, as changes were made to the composition of the Benchmark Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the Benchmark Index.

Describe portfolio positioning at period end.

  The Series remains positioned to match the risk characteristics of the Benchmark Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information as of December 31, 2013	Master Extended Market Index Series

Percent of Long-Term Investments

Sector Allocation
Financials	22%
Technology	16
Industrial	16
Consumer Services	12
Health Care	11
Consumer Goods	8
Oil & Gas	7
Basic Materials	5
Utilities	2
Telecommunications	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments December 31, 2013	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.6%
AAR Corp.	5,581	$156,324
Aerovironment, Inc. (a)	3,079	89,691
Alliant Techsystems, Inc.	4,609	560,823
Arotech Corp. (a)	2,867	10,006
Astronics Corp. (a)	2,346	119,646
Astrotech Corp. (a)	5,505	15,579
BE Aerospace, Inc. (a)	14,379	1,251,404
CPI Aerostructures, Inc. (a)	1,913	28,772
Cubic Corp.	3,171	166,985
Curtiss-Wright Corp.	6,736	419,181
Ducommun, Inc. (a)	1,702	50,737
Esterline Technologies Corp. (a)	4,556	464,530
Exelis, Inc.	26,927	513,229
GenCorp, Inc. (a)	9,455	170,379
HEICO Corp.	592	34,306
HEICO Corp., Class A	7,676	323,313
Hexcel Corp. (a)	14,664	655,334
Huntington Ingalls Industries, Inc.	7,306	657,613
Innovative Solutions & Support, Inc. (a)	3,915	28,540
Kratos Defense & Security Solutions, Inc. (a)	7,760	59,597
LMI Aerospace, Inc. (a)	1,815	26,753
Mantech International Corp., Class A	2,816	84,283
Moog, Inc., Class A (a)	6,554	445,279
Orbital Sciences Corp. (a)	8,980	209,234
RBC Bearings, Inc. (a)	3,341	236,376
Smith & Wesson Holding Corp. (a)(b)	10,248	138,245
Spirit Aerosystems Holdings, Inc., Class A (a)	14,842	505,815
Sturm Ruger & Co., Inc.	3,052	223,071
Taser International, Inc. (a)	7,979	126,707
Teledyne Technologies, Inc. (a)	5,436	499,351
TransDigm Group, Inc.	7,287	1,173,353
Triumph Group, Inc.	7,553	574,557
VSE Corp.	644	30,918
		10,049,931

Alternative Energy — 0.1%
Amyris, Inc. (a)	7,111	37,617
Ascent Solar Technologies, Inc. (a)(b)	7,427	5,236
BioFuel Energy Corp. (a)	568	977
FuelCell Energy, Inc. (a)(b)	31,129	43,892
Green Plains Renewable Energy, Inc.	3,578	69,377
GreenHunter Energy, Inc. (a)(b)	7,536	8,742
GT Advanced Technologies, Inc. (a)	19,873	173,293
KiOR, Inc., Class A (a)	7,210	12,113

Common Stocks	Shares	Value

Alternative Energy (concluded)
Ocean Power Technologies, Inc. (a)	3,549	$6,814
Plug Power, Inc. (a)(b)	15,580	24,149
REX American Resources Corp. (a)	904	40,418
Solazyme, Inc. (a)(b)	8,678	94,503
STR Holdings, Inc. (a)	5,106	8,016
SunPower Corp. (a)	6,005	179,009
		704,156

Automobiles & Parts — 1.9%
Allison Transmission Holdings, Inc.	10,746	296,697
American Axle & Manufacturing Holdings, Inc. (a)	10,309	210,819
Autoliv, Inc.	13,708	1,258,394
Cooper Tire & Rubber Co.	8,658	208,138
Dana Holding Corp.	21,242	416,768
Dorman Products, Inc. (a)	4,282	240,092
Federal-Mogul Corp. (a)	4,718	92,850
Fuel Systems Solutions, Inc. (a)	2,169	30,084
Gentex Corp.	20,899	689,458
Gentherm, Inc. (a)	5,416	145,203
Lear Corp.	12,455	1,008,481
LKQ Corp. (a)(b)	43,599	1,434,407
LoJack Corp. (a)	3,917	14,140
Modine Manufacturing Co. (a)	6,801	87,189
Motorcar Parts of America, Inc. (a)	3,112	60,062
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	3,415	26,637
Shiloh Industries, Inc. (a)	1,088	21,216
Standard Motor Products, Inc.	2,991	110,069
Stoneridge, Inc. (a)	4,259	54,302
Strattec Security Corp.	573	25,596
Superior Industries International, Inc.	3,069	63,314
Tenneco, Inc. (a)	8,906	503,813
Tesla Motors, Inc. (a)(b)	11,956	1,797,943
Titan International, Inc.	7,854	141,215
TRW Automotive Holdings Corp. (a)	16,664	1,239,635
US Auto Parts Network, Inc. (a)	7,139	17,705
Visteon Corp. (a)	7,210	590,427
WABCO Holdings, Inc. (a)	9,029	843,399
		11,628,053

Banks — 5.2%
1st Source Corp.	1,862	59,472
1st United Bancorp, Inc.	6,012	45,751
Ameriana Bancorp	1,553	21,400
American National Bankshares, Inc.	1,548	40,635
Ameris Bancorp (a)	3,989	84,208
Ames National Corp.	1,630	36,496
Arrow Financial Corp.	2,181	57,927

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Banks (continued)
Associated Banc-Corp	22,594	$393,136
Astoria Financial Corp.	12,115	167,550
Banc of California, Inc.	3,206	42,992
Bancfirst Corp.	770	43,166
Bancorp of New Jersey, Inc.	2,128	29,026
The Bancorp, Inc. (a)	5,773	103,394
BancorpSouth, Inc.	12,187	309,794
Bank Mutual Corp.	7,238	50,738
Bank of Hawaii Corp.	6,294	372,227
Bank of Kentucky Financial Corp.	1,025	37,823
Bank of Marin Bancorp	972	42,175
Bank of the Ozarks, Inc.	4,697	265,803
BankFinancial Corp.	3,821	35,000
BankUnited, Inc.	10,973	361,231
Banner Corp.	2,906	130,247
Bar Harbor Bankshares	1,107	44,269
BCB Bancorp, Inc.	2,435	32,751
Beneficial Mutual Bancorp, Inc. (a)	4,923	53,759
Berkshire Hills Bancorp, Inc.	3,819	104,144
BofI Holding, Inc. (a)	1,927	151,135
BOK Financial Corp.	2,663	176,610
Boston Private Financial Holdings, Inc.	11,992	151,339
Bridge Bancorp, Inc.	2,106	54,756
Bridge Capital Holdings (a)	2,653	54,493
Brookline Bancorp, Inc.	10,701	102,409
Bryn Mawr Bank Corp.	2,814	84,927
California First National Bancorp	882	13,318
Camco Financial Corp. (a)	2,821	18,844
Camden National Corp.	1,176	49,651
Cape Bancorp, Inc.	2,292	23,287
Capital Bank Financial Corp., Class A (a)	6,876	156,429
Capital City Bank Group, Inc. (a)	1,923	22,634
CapitalSource, Inc.	28,252	405,981
Capitol Federal Financial, Inc.	18,962	229,630
Cardinal Financial Corp.	4,668	84,024
Cascade Bancorp (a)	1,327	6,940
Cathay General Bancorp	10,742	287,134
Center Bancorp, Inc.	2,591	48,607
Centerstate Banks, Inc.	5,224	53,024
Central Pacific Financial Corp.	5,017	100,741
Century Bancorp, Inc., Class A	627	20,848
Chemical Financial Corp.	4,143	131,209
Chicopee Bancorp, Inc.	1,742	30,328
Citizens & Northern Corp.	2,142	44,189
City Holding Co.	2,320	107,486
City National Corp.	6,818	540,122
Clifton Savings Bancorp, Inc.	2,017	25,818
CNB Financial Corp.	2,402	45,638
CoBiz Financial, Inc.	5,309	63,496
Colony Bankcorp, Inc. (a)	750	4,575
Columbia Banking System, Inc.	7,418	204,069
Common Stocks	Shares	Value

Banks (continued)
Commerce Bancshares, Inc.	11,600	$520,956
Community Bank System, Inc.	5,806	230,382
Community Trust Bancorp, Inc.	2,165	97,771
CommunityOne Bancorp (a)	1,986	25,322
Cullen/Frost Bankers, Inc.	7,524	560,011
CVB Financial Corp.	13,154	224,539
Dime Community Bancshares, Inc.	4,654	78,746
Doral Financial Corp. (a)	1,373	21,501
Eagle Bancorp, Inc. (a)	3,777	115,690
East West Bancorp, Inc.	19,918	696,532
Eastern Virginia Bankshares, Inc. (a)	2,546	17,822
Enterprise Bancorp, Inc.	1,296	27,436
Enterprise Financial Services Corp.	3,330	67,999
ESB Financial Corp.	2,374	33,711
ESSA Bancorp, Inc.	1,863	21,536
Farmers Capital Bank Corp. (a)	1,489	32,386
Fidelity Southern Corp.	3,036	50,428
Financial Institutions, Inc.	1,950	48,185
First Bancorp, Inc.	1,907	33,220
First Bancorp, North Carolina	3,105	51,605
First BanCorp, Puerto Rico (a)	14,655	90,714
First Busey Corp.	11,407	66,161
First Citizens Banc Corp.	1,258	8,202
First Citizens BancShares, Inc., Class A	891	198,363
First Commonwealth Financial Corp.	13,854	122,192
First Community Bancshares, Inc.	2,730	45,591
First Connecticut Bancorp, Inc.	2,900	46,748
First Defiance Financial Corp.	1,535	39,864
First Federal Bancshares of Arkansas, Inc. (a)	1,590	13,833
First Financial Bancorp	8,285	144,408
First Financial Bankshares, Inc.	4,398	291,675
First Financial Corp.	1,437	52,537
First Financial Holdings, Inc.	3,520	234,115
First Financial Northwest, Inc.	2,894	30,011
First Financial Service Corp. (a)	968	4,830
First Horizon National Corp.	34,697	404,220
First Interstate Bancsystem, Inc.	3,171	89,961
First Merchants Corp.	5,697	129,664
First Midwest Bancorp, Inc.	11,345	198,878
First Niagara Financial Group, Inc.	50,724	538,689
The First of Long Island Corp.	1,491	63,919
First Republic Bank	18,148	950,048
First Security Group, Inc. (a)	6,856	15,769
First South Bancorp, Inc. (a)	2,440	19,032
First United Corp. (a)	1,784	13,630
FirstMerit Corp.	23,341	518,870
Flagstar Bancorp, Inc. (a)	3,391	66,531
Flushing Financial Corp.	4,280	88,596
FNB Corp.	22,408	282,789

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Banks (continued)
Fox Chase Bancorp, Inc.	2,566	$44,597
Franklin Financial Corp. (a)	2,485	49,153
Fulton Financial Corp.	26,818	350,779
German American Bancorp, Inc.	1,992	56,772
Glacier Bancorp, Inc.	10,822	322,387
Great Southern Bancorp, Inc.	1,408	42,817
Guaranty Bancorp	2,831	39,776
Hampton Roads Bankshares, Inc. (a)	14,016	24,528
Hancock Holding Co.	11,565	424,204
Hanmi Financial Corp.	4,901	107,283
Hawthorn Bancshares, Inc.	1,194	14,806
Heartland Financial USA, Inc.	2,048	58,962
Heritage Commerce Corp.	4,396	36,223
Heritage Financial Corp.	2,524	43,186
HMN Financial, Inc. (a)	1,907	20,043
Home Bancorp, Inc. (a)	1,779	33,534
Home BancShares, Inc.	6,948	259,508
Home Federal Bancorp, Inc.	2,378	35,432
Home Loan Servicing Solutions Ltd.	10,078	231,492
HomeTrust Bancshares, Inc. (a)	3,179	50,832
Horizon Bancorp	1,338	33,892
Hudson Valley Holding Corp.	2,386	48,555
Iberiabank Corp.	4,126	259,319
Independent Bank Corp./MA	3,333	130,620
Independent Bank Corp./MI (a)	3,247	38,964
International Bancshares Corp.	7,998	211,067
Intervest Bancshares Corp. (a)	4,029	30,258
Investors Bancorp, Inc.	8,904	227,764
Kearny Financial Corp. (a)	2,925	34,018
Lakeland Bancorp, Inc.	4,827	59,710
Lakeland Financial Corp.	2,532	98,748
Macatawa Bank Corp. (a)	4,625	23,125
MainSource Financial Group, Inc.	3,542	63,862
MB Financial, Inc.	7,928	254,410
Mercantile Bank Corp.	1,617	34,895
Merchants Bancshares, Inc.	1,163	38,961
Metro Bancorp, Inc. (a)	2,347	50,554
MidSouth Bancorp, Inc.	1,608	28,719
MidWestOne Financial Group, Inc.	1,321	35,931
MutualFirst Financial, Inc.	1,313	22,492
NASB Financial, Inc.	821	24,794
National Bankshares, Inc.	1,269	46,813
National Penn Bancshares, Inc.	16,473	186,639
NBT Bancorp, Inc.	6,050	156,695
New York Community Bancorp, Inc.	63,362	1,067,650
NewBridge Bancorp (a)	4,484	33,630
North Valley Bancorp (a)	1,481	28,006
Northfield Bancorp, Inc.	9,389	123,935
Northrim BanCorp, Inc.	1,270	33,325
Northwest Bancshares, Inc.	12,931	191,120
Common Stocks	Shares	Value

Banks (continued)
Norwood Financial Corp.	859	$23,107
OceanFirst Financial Corp.	2,337	40,033
OFG Bancorp	6,634	115,034
Ohio Valley Banc Corp.	934	21,155
Old National Bancorp	13,914	213,858
Old Second Bancorp, Inc. (a)	3,649	16,822
OmniAmerican Bancorp, Inc. (a)	2,365	50,564
Oritani Financial Corp.	6,327	101,548
Orrstown Financial Services, Inc. (a)	1,792	29,299
Pacific Continental Corp.	3,334	53,144
PacWest Bancorp	5,942	250,871
Park National Corp.	1,810	153,977
Park Sterling Corp.	9,066	64,731
Peapack Gladstone Financial Corp.	1,791	34,208
Penns Woods Bancorp, Inc.	950	48,450
Peoples Bancorp of North Carolina, Inc.	1,155	16,378
Peoples Bancorp, Inc.	1,815	40,856
Peoples Financial Corp. (a)	1,245	16,204
Pinnacle Financial Partners, Inc.	5,027	163,528
Popular, Inc. (a)	14,734	423,308
Porter Bancorp, Inc. (a)	1,044	1,054
Preferred Bank (a)	2,432	48,762
PrivateBancorp, Inc.	9,627	278,509
Prosperity Bancshares, Inc.	7,996	506,866
Provident Financial Holdings, Inc.	1,737	26,055
Provident Financial Services, Inc.	7,521	145,306
Pulaski Financial Corp.	2,347	26,427
Renasant Corp.	4,635	145,817
Republic Bancorp, Inc., Class A	1,667	40,908
Republic First Bancorp, Inc. (a)	4,534	13,511
Riverview Bancorp, Inc. (a)	4,146	12,023
Rockville Financial, Inc.	3,960	56,272
Royal Bancshares of Pennsylvania, Inc., Class A (a)	1,265	1,746
S&T Bancorp, Inc.	4,121	104,303
Sandy Spring Bancorp, Inc.	3,931	110,815
Seacoast Banking Corp. of Florida (a)	3,936	48,019
Shore Bancshares, Inc. (a)	2,072	19,104
Sierra Bancorp	1,921	30,909
Signature Bank (a)	6,944	745,924
Simmons First National Corp., Class A	2,323	86,299
Southside Bancshares, Inc.	2,760	75,458
Southwest Bancorp, Inc. (a)	3,310	52,695
State Bank Financial Corp.	5,576	101,427
StellarOne Corp.	3,382	81,405
Sterling Bancorp	11,525	154,089
Sterling Financial Corp.	3,072	104,694
Suffolk Bancorp (a)	2,226	46,301

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Banks (concluded)
Summit Financial Group, Inc. (a)	1,593	$15,818
Sun Bancorp, Inc. (a)	8,072	28,413
Susquehanna Bancshares, Inc.	26,417	339,194
SVB Financial Group (a)	6,692	701,723
SY Bancorp, Inc.	2,255	71,980
Synovus Financial Corp.	141,197	508,309
Taylor Capital Group, Inc. (a)	2,814	74,796
TCF Financial Corp.	23,753	385,986
Territorial Bancorp, Inc.	1,901	44,103
Texas Capital Bancshares, Inc. (a)	6,006	373,573
TFS Financial Corp. (a)	12,138	147,052
Tompkins Financial Corp.	1,745	89,676
TowneBank	4,790	73,718
Trico Bancshares	2,123	60,230
TrustCo Bank Corp., NY	13,799	99,077
Trustmark Corp.	9,072	243,492
UMB Financial Corp.	5,231	336,249
Umpqua Holdings Corp.	16,131	308,747
Union First Market Bankshares Corp.	3,085	76,539
United Bancorp, Inc.	2,421	19,441
United Bankshares, Inc.	5,963	187,536
United Community Banks, Inc. (a)	5,843	103,713
United Community Financial Corp. (a)	8,303	29,642
United Financial Bancorp, Inc.	2,904	54,857
United Security Bancshares (a)	3,672	18,507
Univest Corp. of Pennsylvania	2,482	51,328
Valley National Bancorp	28,572	289,149
ViewPoint Financial Group, Inc.	5,686	156,081
Virginia Commerce Bancorp, Inc. (a)	4,850	82,401
Washington Banking Co.	3,037	53,846
Washington Federal, Inc.	14,239	331,626
Washington Trust Bancorp, Inc.	2,136	79,502
Waterstone Financial, Inc. (a)	2,396	26,596
Webster Financial Corp.	13,132	409,456
WesBanco, Inc.	3,973	127,136
West BanCorp., Inc.	2,837	44,881
Westamerica BanCorp.	3,755	212,007
Western Alliance Bancorp (a)	11,391	271,789
Westfield Financial, Inc.	3,799	28,341
Wilshire Bancorp, Inc.	10,685	116,787
Wintrust Financial Corp.	5,678	261,869
WSFS Financial Corp.	1,201	93,114
Yadkin Financial Corp. (a)	2,663	45,378
		32,064,639

Beverages — 0.1%
The Boston Beer Co., Inc., Class A (a)	1,259	304,414
Coca-Cola Bottling Co. Consolidated	775	56,722
Common Stocks	Shares	Value

Beverages (concluded)
Craft Brew Alliance, Inc. (a)	1,708	$28,045
National Beverage Corp. (a)	2,243	45,219
Primo Water Corp. (a)	5,635	14,820
Willamette Valley Vineyards, Inc. (a)	2,312	14,751
		463,971

Chemicals — 2.5%
A Schulman, Inc.	4,114	145,060
Aceto Corp.	4,209	105,267
Albemarle Corp.	11,529	730,823
American Vanguard Corp.	3,667	89,071
Ashland, Inc.	10,373	1,006,596
Axiall Corp.	10,274	487,399
Balchem Corp.	4,495	263,856
Cabot Corp.	8,255	424,307
Calgon Carbon Corp. (a)	8,315	171,040
Cambrex Corp. (a)	4,852	86,511
Celanese Corp., Series A	22,854	1,264,055
Chase Corp.	1,295	45,714
Chemtura Corp. (a)	14,006	391,048
Codexis, Inc. (a)	4,978	6,969
Cytec Industries, Inc.	5,208	485,177
Ferro Corp. (a)	12,980	166,533
FutureFuel Corp.	3,639	57,496
Hawkins, Inc.	1,451	53,963
HB Fuller Co.	7,165	372,867
Huntsman Corp.	28,197	693,646
Innophos Holdings, Inc.	3,030	147,258
Innospec, Inc.	3,444	159,182
Intrepid Potash, Inc. (a)	7,904	125,199
KMG Chemicals, Inc.	1,469	24,811
Koppers Holdings, Inc.	3,035	138,851
Kraton Performance Polymers, Inc. (a)	4,855	111,908
Kronos Worldwide, Inc.	2,763	52,635
LSB Industries, Inc. (a)	2,939	120,558
Metabolix, Inc. (a)	4,583	5,775
Minerals Technologies, Inc.	5,048	303,233
NewMarket Corp.	1,643	549,008
NL Industries, Inc.	1,227	13,718
Olin Corp.	11,391	328,630
OM Group, Inc. (a)	4,674	170,180
OMNOVA Solutions, Inc. (a)	7,551	68,790
Penford Corp. (a)	2,295	29,491
PolyOne Corp.	13,895	491,188
Polypore International, Inc. (a)	6,983	271,639
Quaker Chemical Corp.	1,917	147,743
Rentech, Inc. (a)	30,656	53,648
Rockwood Holdings, Inc.	11,231	807,734
RPM International, Inc.	19,017	789,396
Senomyx, Inc. (a)	7,787	39,402
Sensient Technologies Corp.	7,214	350,023

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Chemicals (concluded)
Stepan Co.	2,654	$174,182
The Valspar Corp.	11,529	821,902
TOR Minerals International, Inc. (a)	1,000	9,910
Tredegar Corp.	3,711	106,914
Tronox Ltd., Class A	8,569	197,687
Valhi, Inc.	2,957	51,984
Westlake Chemical Corp.	2,831	345,580
WR Grace & Co. (a)	11,167	1,104,081
Zagg, Inc. (a)	5,548	24,134
Zep, Inc.	3,420	62,107
Zoltek Cos., Inc. (a)	4,470	74,873
		15,320,752

Construction & Materials — 2.5%
AAON, Inc.	4,120	131,634
Acuity Brands, Inc.	6,162	673,630
AECOM Technology Corp. (a)	14,262	419,731
Aegion Corp. (a)	5,707	124,926
Ameresco, Inc., Class A (a)	3,377	32,622
American DG Energy, Inc. (a)	7,238	12,305
American Woodmark Corp. (a)	2,023	79,969
AO Smith Corp.	11,109	599,219
Apogee Enterprises, Inc.	4,159	149,350
Argan, Inc.	1,576	43,435
Armstrong World Industries, Inc. (a)	5,690	327,801
BlueLinx Holdings, Inc. (a)	11,441	22,310
Builders FirstSource, Inc. (a)	8,489	60,611
Chicago Bridge & Iron Co. NV	15,563	1,293,908
Eagle Materials, Inc.	7,409	573,679
EMCOR Group, Inc.	9,360	397,238
Fortune Brands Home & Security, Inc.	24,295	1,110,281
Foster Wheeler AG (a)	14,115	466,077
Generac Holdings, Inc.	9,966	564,474
Gibraltar Industries, Inc. (a)	4,428	82,317
Granite Construction, Inc.	5,058	176,929
Great Lakes Dredge & Dock Corp. (a)	8,677	79,828
Griffon Corp.	6,030	79,656
Headwaters, Inc. (a)	11,973	117,216
Hill International, Inc. (a)	2,764	10,918
Insteel Industries, Inc.	2,430	55,234
Integrated Electrical Services, Inc. (a)	2,175	11,723
Inteliquent, Inc.	5,027	57,408
KBR, Inc.	21,100	672,879
Layne Christensen Co. (a)	2,781	47,499
LB Foster Co., Class A	1,479	69,942
Lennox International, Inc.	6,558	557,823
Louisiana-Pacific Corp. (a)	20,834	385,637
Martin Marietta Materials, Inc.	6,632	662,802
MasTec, Inc. (a)	8,753	286,398
Common Stocks	Shares	Value

Construction & Materials (concluded)
MDU Resources Group, Inc.	26,770	$817,824
Mueller Water Products, Inc., Series A	23,355	218,836
MYR Group, Inc. (a)	3,233	81,084
NCI Building Systems, Inc. (a)	3,432	60,197
Nortek, Inc. (a)	2,541	189,559
Northwest Pipe Co. (a)	1,680	63,437
Omega Flex, Inc.	788	16,122
Orion Marine Group, Inc. (a)	4,600	55,338
Owens Corning (a)	15,938	648,995
PGT, Inc. (a)	5,605	56,723
Pike Electric Corp. (a)	4,093	43,263
Primoris Services Corp.	5,430	169,036
Quanex Building Products Corp.	5,516	109,879
Simpson Manufacturing Co., Inc.	5,562	204,292
Sterling Construction Co., Inc. (a)	2,322	27,237
Texas Industries, Inc. (a)	3,226	221,884
Thermon Group Holdings, Inc. (a)	4,887	133,562
TRC Cos., Inc. (a)	3,961	28,282
Trex Co., Inc. (a)	2,419	192,383
Tutor Perini Corp. (a)	5,483	144,203
Universal Forest Products, Inc.	2,826	147,348
USG Corp. (a)	12,215	346,662
Valmont Industries, Inc.	3,842	572,919
Watsco, Inc.	3,837	368,582
Watts Water Technologies, Inc., Class A	3,896	241,046
		15,596,102

Electricity — 1.3%
ALLETE, Inc.	5,482	273,442
Alliant Energy Corp.	16,055	828,438
Alteva	2,214	18,088
Black Hills Corp.	6,486	340,580
Calpine Corp. (a)	52,562	1,025,485
Cleco Corp.	8,681	404,708
Covanta Holding Corp.	18,793	333,576
Dynegy, Inc. (a)	14,434	310,620
El Paso Electric Co.	6,095	213,995
Empire District Electric Co.	6,698	151,978
Great Plains Energy, Inc.	22,339	541,497
Hawaiian Electric Industries, Inc.	13,753	358,403
IDACORP, Inc.	7,148	370,552
ITC Holdings Corp.	7,793	746,725
MGE Energy, Inc.	3,339	193,328
NorthWestern Corp.	5,703	247,054
Ormat Technologies, Inc.	2,989	81,331
Portland General Electric Co.	11,390	343,978
UIL Holdings Corp.	8,632	334,490
Unitil Corp.	2,686	81,896
UNS Energy Corp.	6,121	366,342
US Geothermal, Inc. (a)	23,727	8,993

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Electricity (concluded)
Westar Energy, Inc.	18,658	$600,228
		8,175,727

Electronic & Electrical Equipment — 2.8%
The Active Power, Inc. (a)	3,371	11,360
Adept Technology, Inc. (a)	2,252	38,036
Aeroflex Holding Corp. (a)	3,277	21,301
Allied Motion Technologies, Inc.	1,204	14,990
Altair Nanotechnologies, Inc. (a)	2,353	9,447
American Science & Engineering, Inc.	1,261	90,679
American Superconductor Corp. (a)	8,344	13,684
Anaren, Inc. (a)	2,178	60,962
Anixter International, Inc.	3,814	342,650
API Technologies Corp. (a)	7,886	26,891
Arrow Electronics, Inc. (a)	14,457	784,292
Avnet, Inc.	19,702	869,055
AVX Corp.	6,474	90,183
AZZ, Inc.	3,732	182,346
Badger Meter, Inc.	2,135	116,358
Ballantyne Strong, Inc. (a)	1,826	8,454
Bel Fuse, Inc., Class B	1,916	40,830
Belden, Inc.	6,319	445,174
Benchmark Electronics, Inc. (a)	8,089	186,694
Brady Corp., Class A	6,343	196,189
Capstone Turbine Corp. (a)	49,013	63,227
Checkpoint Systems, Inc. (a)	6,598	104,051
Cognex Corp. (a)	12,046	459,916
Coherent, Inc. (a)	3,682	273,904
Coleman Cable, Inc.	1,678	43,997
CTS Corp.	5,283	105,185
CyberOptics Corp. (a)	3,269	20,791
Daktronics, Inc.	5,693	89,266
Echelon Corp. (a)	6,355	13,663
Electro Rent Corp.	2,431	45,022
Electro Scientific Industries, Inc.	4,035	42,206
eMagin Corp. (a)	4,759	13,468
Encore Wire Corp.	2,690	145,798
EnerNOC, Inc. (a)	4,406	75,827
EnerSys, Inc.	6,849	480,046
ESCO Technologies, Inc.	3,746	128,338
Fabrinet (a)	4,476	92,027
FARO Technologies, Inc. (a)	2,690	156,827
FEI Co.	6,117	546,615
General Cable Corp.	6,930	203,811
GrafTech International Ltd. (a)	17,097	191,999
Greatbatch, Inc. (a)	3,589	158,777
Houston Wire & Cable Co.	2,713	36,300
Hubbell, Inc., Class B	7,599	827,531
II-VI, Inc. (a)	8,146	143,370
Intevac, Inc. (a)	4,847	36,013
IntriCon Corp. (a)	1,324	5,058
Common Stocks	Shares	Value

Electronic & Electrical Equipment (continued)
IPG Photonics Corp. (a)(b)	5,142	$399,071
Itron, Inc. (a)	5,696	235,985
Kemet Corp. (a)	7,146	40,303
Landauer, Inc.	1,685	88,648
Lightpath Technologies, Inc., Class A (a)	6,052	8,170
Lime Energy Co. (a)	559	1,616
Littelfuse, Inc.	3,297	306,390
LSI Industries, Inc.	3,465	30,042
Magnetek, Inc. (a)	992	23,729
Maxwell Technologies, Inc. (a)	5,359	41,639
Measurement Specialties, Inc. (a)	2,293	139,162
Methode Electronics, Inc.	5,258	179,771
Mettler-Toledo International, Inc. (a)	4,342	1,053,326
Microvision, Inc. (a)	6,506	8,588
MTS Systems Corp.	2,372	169,005
Multi-Fineline Electronix, Inc. (a)	1,537	21,349
NAPCO Security Technologies, Inc. (a)	4,500	28,260
National Instruments Corp.	14,213	455,100
Newport Corp. (a)	6,216	112,323
NVE Corp. (a)	961	56,007
Orion Energy Systems, Inc. (a)	3,283	22,324
OSI Systems, Inc. (a)	2,785	147,911
Parametric Sound Corp. (a)(b)	1,649	22,839
Park Electrochemical Corp.	3,206	92,076
Planar Systems, Inc. (a)	5,103	12,962
Plexus Corp. (a)	4,987	215,887
Powell Industries, Inc.	1,398	93,652
Regal-Beloit Corp.	6,317	465,689
Research Frontiers, Inc. (a)	4,697	27,149
Richardson Electronics Ltd.	1,792	20,357
Rofin-Sinar Technologies, Inc. (a)	4,390	118,618
Rogers Corp. (a)	2,697	165,866
Rubicon Technology, Inc. (a)(b)	3,165	31,492
Sanmina Corp. (a)	12,050	201,235
Sensata Technologies Holding NV (a)	21,469	832,353
Servotronics, Inc.	743	6,018
Sigmatron International, Inc. (a)	1,793	15,868
SL Industries, Inc. (a)	750	20,325
Synthesis Energy Systems, Inc. (a)	7,050	4,230
Trimble Navigation Ltd. (a)	37,530	1,302,291
TTM Technologies, Inc. (a)	8,600	73,788
Ultralife Corp. (a)	2,116	7,512
Universal Display Corp. (a)	6,214	213,513
UQM Technologies, Inc. (a)	6,928	14,826
Veeco Instruments, Inc. (a)	5,744	189,035
Viasystems Group, Inc. (a)	1,392	19,043
Vicor Corp. (a)	3,482	46,728
Vishay Intertechnology, Inc. (a)	19,801	262,561
Vishay Precision Group, Inc. (a)	2,569	38,252

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Electronic & Electrical Equipment (concluded)
WESCO International, Inc. (a)	6,382	$581,209
Zebra Technologies Corp., Class A (a)	7,371	398,624
Zygo Corp. (a)	3,336	49,306
		17,164,631

Financial Services — 3.3%
Affiliated Managers Group, Inc. (a)	7,691	1,668,024
Artisan Partners Asset Management, Inc.	2,842	185,270
Asta Funding, Inc. (a)	2,169	18,263
Atlanticus Holdings Corp. (a)	1,465	5,201
BBCN Bancorp, Inc.	11,806	195,862
BGC Partners, Inc., Class A	24,518	148,579
Calamos Asset Management, Inc., Class A	3,145	37,237
Cash America International, Inc.	4,166	159,558
CBOE Holdings, Inc.	12,679	658,801
CIFC Corp.	1,786	13,895
CIT Group, Inc.	29,106	1,517,296
Cohen & Steers, Inc.	2,805	112,368
Cowen Group, Inc., Class A (a)	16,916	66,142
Credit Acceptance Corp. (a)	1,538	199,925
DFC Global Corp. (a)	6,442	73,761
Diamond Hill Investment Group, Inc.	489	57,868
Eaton Vance Corp.	17,768	760,293
Encore Capital Group, Inc. (a)	3,616	181,740
EverBank Financial Corp.	12,898	236,549
Evercore Partners, Inc., Class A	4,826	288,498
Ezcorp, Inc., Class A (a)	8,044	94,034
FBR & Co. (a)	1,765	46,561
Federal Agricultural Mortgage Corp., Class C	1,972	67,541
Federated Investors, Inc., Class B (c)	14,007	403,402
Fidelity National Financial, Inc., Class A	36,279	1,177,254
Financial Engines, Inc.	7,419	515,472
First Cash Financial Services, Inc. (a)	4,373	270,426
FXCM, Inc.	5,621	100,279
GAMCO Investors, Inc., Class A	650	56,530
GFI Group, Inc.	9,674	37,825
Gleacher & Co., Inc. (a)	832	8,644
Green Dot Corp., Class A (a)	3,642	91,596
Greenhill & Co., Inc.	3,945	228,573
Imperial Holdings, Inc. (a)	4,686	30,646
ING US, Inc.	15,817	555,968
Institutional Financial Markets, Inc.	1,108	2,216
Interactive Brokers Group, Inc., Class A	6,978	169,845
Common Stocks	Shares	Value

Financial Services (concluded)
Intersections, Inc.	1,839	$14,326
INTL. FCStone, Inc. (a)	1,975	36,617
Investment Technology Group, Inc. (a)	5,666	116,493
Janus Capital Group, Inc.	21,450	265,336
JMP Group, Inc.	3,528	26,107
KCG Holdings, Inc., Class A (a)	14,616	174,807
Ladenburg Thalmann Financial Services, Inc. (a)	20,766	64,998
LPL Financial Holdings, Inc.	11,729	551,615
MarketAxess Holdings, Inc.	5,603	374,673
Marlin Business Services Corp.	1,403	35,356
Medallion Financial Corp.	3,978	57,084
MGIC Investment Corp. (a)	50,024	422,203
MicroFinancial, Inc.	3,204	27,394
MoneyGram International, Inc. (a)	3,742	77,759
MSCI, Inc. (a)	17,436	762,302
Nelnet, Inc., Class A	2,724	114,789
NewStar Financial, Inc. (a)	3,736	66,389
Ocwen Financial Corp. (a)	17,159	951,467
Oppenheimer Holdings, Inc., Class A	1,148	28,447
PICO Holdings, Inc. (a)	4,035	93,249
Piper Jaffray Cos. (a)	2,533	100,180
Portfolio Recovery Associates, Inc. (a)	7,351	388,427
Pzena Investment Management, Inc., Class A	3,173	37,314
Radian Group, Inc.	25,812	364,465
Raymond James Financial, Inc.	17,561	916,509
Resource America, Inc., Class A	2,794	26,152
Safeguard Scientifics, Inc. (a)	3,555	71,420
SEI Investments Co.	20,600	715,438
Stewart Information Services Corp.	3,208	103,522
Stifel Financial Corp. (a)	8,615	412,831
SWS Group, Inc. (a)	4,290	26,083
TD Ameritrade Holding Corp.	33,765	1,034,560
The First Marblehead Corp. (a)	1,506	11,129
Tree.com, Inc. (a)	1,091	35,828
US Global Investors, Inc.	2,241	5,692
Virtus Investment Partners, Inc. (a)	1,064	212,853
Waddell & Reed Financial, Inc., Class A	12,409	808,074
Walker & Dunlop, Inc. (a)	3,729	60,298
Westwood Holdings Group, Inc.	1,350	83,578
WisdomTree Investments, Inc. (a)	15,354	271,919
World Acceptance Corp. (a)	1,685	147,488
		20,537,113

Fixed Line Telecommunications — 0.4%
8x8, Inc. (a)	12,523	127,234

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Fixed Line Telecommunications (concluded)
Alaska Communications Systems Group, Inc. (a)	7,188	$15,239
Cbeyond, Inc. (a)	3,745	25,840
Cincinnati Bell, Inc. (a)	32,898	117,117
Consolidated Communications Holdings, Inc.	5,741	112,696
Fairpoint Communications, Inc. (a)	4,215	47,672
General Communication, Inc., Class A (a)	4,596	51,245
Hawaiian Telcom Holdco, Inc. (a)	1,198	35,185
HickoryTech Corp.	2,224	28,534
IDT Corp., Class B	2,546	45,497
inContact, Inc. (a)	8,295	64,784
Level 3 Communications, Inc. (a)	23,521	780,192
Lumos Networks Corp.	2,963	62,223
Straight Path Communications, Inc., Class B (a)	3,418	27,993
tw telecom, Inc. (a)	20,869	635,878
Vonage Holdings Corp. (a)	26,128	87,006
		2,264,335

Food & Drug Retailers — 0.8%
Arden Group, Inc., Class A	301	38,079
Casey's General Stores, Inc.	5,543	389,396
The Chefs' Warehouse, Inc. (a)	3,161	92,175
Core-Mark Holding Co., Inc.	1,592	120,880
The Fresh Market, Inc. (a)	6,127	248,143
GNC Holdings, Inc., Class A	14,168	828,120
Harris Teeter Supermarkets, Inc.	7,023	346,585
Ingles Markets, Inc., Class A	1,683	45,609
Omnicare, Inc.	14,720	888,499
The Pantry, Inc. (a)	3,921	65,794
PetMed Express, Inc.	3,455	57,457
Rite Aid Corp. (a)	123,051	622,638
Spartan Stores, Inc.	5,307	128,854
Sprouts Farmers Market, Inc. (a)	6,211	238,689
Supervalu, Inc. (a)	29,799	217,235
United Natural Foods, Inc. (a)	7,198	542,657
Village Super Market, Inc., Class A	719	22,296
Vitamin Shoppe, Inc. (a)	4,562	237,270
Weis Markets, Inc.	1,485	78,052
		5,208,428

Food Producers — 1.9%
Alico, Inc.	610	23,711
The Andersons, Inc.	2,482	221,320
B&G Foods, Inc.	8,044	272,772
Boulder Brands, Inc. (a)	8,755	138,854
Bunge Ltd.	20,775	1,705,835
Cal-Maine Foods, Inc.	2,207	132,928
Calavo Growers, Inc.	2,137	64,666
Chiquita Brands International, Inc. (a)	7,131	83,433
Common Stocks	Shares	Value

Food Producers (concluded)
Coffee Holding Co., Inc. (a)(b)	1,919	$9,768
Darling International, Inc. (a)	23,263	485,731
Dean Foods Co. (a)	14,170	243,582
Diamond Foods, Inc. (a)	3,636	93,954
Farmer Bros Co. (a)	892	20,748
Flowers Foods, Inc.	25,661	550,942
Fresh Del Monte Produce, Inc.	4,740	134,142
Golden Enterprises, Inc.	941	3,773
Green Mountain Coffee Roasters, Inc. (a)	19,113	1,444,561
Griffin Land & Nurseries, Inc.	789	26,337
The Hain Celestial Group, Inc. (a)	6,989	634,461
Harbinger Group, Inc. (a)	5,001	59,262
Herbalife Ltd. (b)	12,172	957,936
Hillshire Brands Co.	18,143	606,702
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	11,120	761,275
J&J Snack Foods Corp.	2,141	189,671
John B Sanfilippo & Son, Inc.	1,174	28,974
Lancaster Colony Corp.	2,701	238,093
Lifeway Foods, Inc.	1,692	27,038
Limoneira Co.	2,459	65,385
Mannatech, Inc. (a)	575	9,752
Medifast, Inc. (a)	2,383	62,268
MGP Ingredients, Inc.	1,343	6,970
Nature's Sunshine Products, Inc.	1,344	23,278
Nutraceutical International Corp. (a)	1,952	52,275
Nutrisystem, Inc.	4,449	73,142
Omega Protein Corp. (a)	3,642	44,760
Pilgrim's Pride Corp. (a)	8,760	142,350
Pinnacle Foods, Inc.	5,362	147,241
Post Holdings, Inc. (a)(b)	4,916	242,211
Reliv International, Inc.	1,819	5,093
Rocky Mountain Chocolate Factory, Inc.	2,227	25,855
Sanderson Farms, Inc.	3,037	219,666
Seaboard Corp. (a)	38	106,209
Seneca Foods Corp., Class A (a)	1,057	33,708
Snyders-Lance, Inc.	7,241	207,962
Tootsie Roll Industries, Inc.	2,910	94,691
TreeHouse Foods, Inc. (a)	5,417	373,340
USANA Health Sciences, Inc. (a)	1,073	81,097
WhiteWave Foods Co., Class A (a)	25,536	585,796
		11,763,518

Forestry & Paper — 0.3%
Clearwater Paper Corp. (a)	3,372	177,030
Deltic Timber Corp.	1,826	124,059
Domtar Corp.	4,612	435,096
KapStone Paper and Packaging Corp. (a)	5,966	333,261

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Forestry & Paper (concluded)
Neenah Paper, Inc.	2,520	$107,780
PH Glatfelter Co.	6,264	173,137
Resolute Forest Products (a)	13,310	213,226
Verso Paper Corp. (a)	3,704	2,352
Wausau Paper Corp.	7,738	98,118
		1,664,059

Gas, Water & Multi-Utilities — 1.3%
American States Water Co.	5,798	166,577
American Water Works Co., Inc.	25,233	1,066,347
Aqua America, Inc.	25,392	598,997
Artesian Resources Corp., Class A	2,012	46,175
Atmos Energy Corp.	12,779	580,422
Avista Corp.	8,742	246,437
Cadiz, Inc. (a)(b)	4,454	31,000
California Water Service Group	7,048	162,597
Chesapeake Utilities Corp.	1,543	92,611
Connecticut Water Service, Inc.	1,969	69,919
Delta Natural Gas Co., Inc.	1,877	42,007
EuroSite Power, Inc. (a)	723	542
Gas Natural, Inc.	4,599	36,930
Genie Energy Ltd. (a)	2,926	29,875
The Laclede Group, Inc.	4,649	211,716
Middlesex Water Co.	2,966	62,108
National Fuel Gas Co.	11,953	853,444
New Jersey Resources Corp.	5,597	258,805
Northwest Natural Gas Co.	3,616	154,837
Piedmont Natural Gas Co., Inc.	10,411	345,229
PNM Resources, Inc.	11,486	277,042
Questar Corp.	24,962	573,876
RGC Resources, Inc.	2,449	46,727
SJW Corp.	2,006	59,759
South Jersey Industries, Inc.	4,609	257,920
Southwest Gas Corp.	6,301	352,289
UGI Corp.	16,324	676,793
Vectren Corp.	11,968	424,864
WGL Holdings, Inc.	7,571	303,294
		8,029,139

General Industrials — 1.3%
Actuant Corp., Class A	10,474	383,767
AEP Industries, Inc. (a)	774	40,890
Aptargroup, Inc.	9,314	631,582
Berry Plastics Group, Inc. (a)	11,952	284,338
Carlisle Cos., Inc.	9,042	717,935
Crown Holdings, Inc. (a)	20,504	913,863
Graphic Packaging Holding Co. (a)	34,364	329,894
Greif, Inc., Class A	4,302	225,425
Harsco Corp.	11,541	323,494
Landec Corp. (a)	4,398	53,304
Multi-Color Corp.	2,099	79,216
Myers Industries, Inc.	3,712	78,398
Otter Tail Corp.	5,246	153,551
Common Stocks	Shares	Value

General Industrials (concluded)
Packaging Corp. of America	14,301	$904,967
Raven Industries, Inc.	5,367	220,798
Rexnord Corp. (a)	6,001	162,087
Rock-Tenn Co., Class A	10,468	1,099,245
Silgan Holdings, Inc.	6,222	298,781
Sonoco Products Co.	14,729	614,494
Trimas Corp. (a)	6,298	251,227
UFP Technologies, Inc. (a)	1,471	37,099
		7,804,355

General Retailers — 4.9%
1-800-Flowers.com, Inc., Class A (a)	3,545	19,178
Aaron's, Inc.	10,906	320,636
Abercrombie & Fitch Co., Class A	11,077	364,544
Advance Auto Parts, Inc.	10,569	1,169,777
Aéropostale, Inc. (a)(b)	11,556	105,044
Amerco, Inc. (a)	838	199,310
America's Car-Mart, Inc. (a)	1,266	53,463
American Eagle Outfitters, Inc.	24,766	356,630
American Public Education, Inc. (a)	2,718	118,151
ANN, Inc. (a)	6,861	250,838
Antero Resources Corp. (a)	5,319	337,437
Apollo Group, Inc., Class A (a)	14,355	392,179
Asbury Automotive Group, Inc. (a)	4,487	241,131
Ascena Retail Group, Inc. (a)	18,547	392,455
Autobytel, Inc. (a)	2,429	36,751
Barnes & Noble, Inc. (a)	5,441	81,343
Beacon Roofing Supply, Inc. (a)	7,134	287,358
bebe Stores, Inc.	5,819	30,957
Big 5 Sporting Goods Corp.	2,684	53,197
Big Lots, Inc. (a)(b)	8,339	269,266
Blue Nile, Inc. (a)	2,066	97,288
Body Central Corp. (a)	2,692	10,606
The Bon-Ton Stores, Inc.	1,808	29,434
Books-A-Million, Inc. (a)	1,081	2,497
Bridgepoint Education, Inc. (a)	2,864	50,721
Bright Horizons Family Solutions, Inc. (a)	3,020	110,955
Brown Shoe Co., Inc.	5,956	167,602
The Buckle, Inc.	3,976	208,979
Build-A-Bear Workshop, Inc. (a)	2,503	18,898
Cabela's, Inc. (a)	6,864	457,554
Cache, Inc. (a)	2,549	13,841
Cambium Learning Group, Inc. (a)	4,966	8,244
Capella Education Co.	1,657	110,091
Career Education Corp. (a)	8,568	48,838
Carriage Services, Inc.	3,000	58,590
The Cato Corp., Class A	3,894	123,829
Chemed Corp. (b)	2,599	199,135
Chico's FAS, Inc.	22,889	431,229

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

General Retailers (continued)
The Children's Place Retail Stores, Inc. (a)	3,231	$184,070
Christopher & Banks Corp. (a)	6,159	52,598
Citi Trends, Inc. (a)	2,322	39,474
Clean Energy Fuels Corp. (a)(b)	10,740	138,331
Coldwater Creek, Inc. (a)	3,383	2,522
Collectors Universe	1,741	29,858
Conn's, Inc. (a)	3,644	287,111
Copart, Inc. (a)	16,291	597,065
Corinthian Colleges, Inc. (a)	10,420	18,548
CST Brands, Inc.	10,700	392,904
dELiA*s, Inc. (a)	5,289	4,652
Destination Maternity Corp.	1,813	54,172
Destination XL Group, Inc. (a)	7,155	47,008
Dick's Sporting Goods, Inc.	14,715	854,942
Dillard's, Inc., Class A	3,450	335,375
DSW, Inc., Class A	10,563	451,357
Education Management Corp. (a)	2,924	29,503
Express, Inc. (a)	13,006	242,822
The Finish Line, Inc., Class A	7,042	198,373
Five Below, Inc. (a)	6,961	300,715
Foot Locker, Inc.	21,384	886,153
Francesca's Holdings Corp. (a)	6,485	119,389
Fred's, Inc., Class A	4,554	84,340
FTD Cos., Inc. (a)	3,432	111,815
Gaiam, Inc., Class A (a)	2,774	18,364
Geeknet, Inc. (a)	1,326	23,987
Genesco, Inc. (a)	3,494	255,272
Grand Canyon Education, Inc. (a)	6,804	296,654
Group 1 Automotive, Inc.	2,984	211,924
Guess?, Inc.	8,471	263,194
Haverty Furniture Cos., Inc.	2,955	92,492
hhgregg, Inc. (a)(b)	2,446	34,171
Hibbett Sports, Inc. (a)(b)	3,882	260,909
Hillenbrand, Inc.	8,979	264,162
HSN, Inc.	4,801	299,102
ITT Corp.	12,805	555,993
ITT Educational Services, Inc. (a)	2,785	93,520
JC Penney Co., Inc. (a)(b)	44,405	406,306
Jos A Bank Clothiers, Inc. (a)	4,111	224,995
K12, Inc. (a)	4,396	95,613
KAR Auction Services, Inc.	20,321	600,486
Kirkland's, Inc. (a)	2,515	59,530
Learning Tree International, Inc. (a)	1,011	3,164
Liquidity Services, Inc. (a)	4,006	90,776
Lithia Motors, Inc., Class A	3,254	225,893
Lumber Liquidators Holdings, Inc. (a)	4,060	417,733
Mac-Gray Corp.	1,350	28,661
MarineMax, Inc. (a)	3,753	60,348
Matthews International Corp., Class A	3,985	169,801
Common Stocks	Shares	Value

General Retailers (continued)
The Men's Wearhouse, Inc.	6,576	$335,902
Monro Muffler Brake, Inc.	4,257	239,925
Murphy USA, Inc. (a)	6,301	261,870
New York & Co., Inc. (a)	4,992	21,815
Office Depot, Inc. (a)	69,889	369,713
OpenTable, Inc. (a)	3,704	293,986
Outerwall, Inc. (a)(b)	4,152	279,305
Overstock.com, Inc. (a)	2,367	72,880
Pacific Sunwear of California, Inc. (a)	5,536	18,490
PC Mall, Inc. (a)	1,516	15,569
Penske Automotive Group, Inc.	6,011	283,479
The Pep Boys-Manny Moe & Jack (a)	7,477	90,771
Perfumania Holdings, Inc. (a)	359	2,280
Pier 1 Imports, Inc.	15,342	354,093
Pricesmart, Inc.	2,565	296,360
The Providence Service Corp. (a)	2,023	52,032
RadioShack Corp. (a)(b)	14,984	38,958
RealNetworks, Inc. (a)	6,577	49,656
Regis Corp.	5,582	80,995
Rent-A-Center, Inc.	7,294	243,182
Restoration Hardware Holdings, Inc. (a)	4,097	275,728
Rollins, Inc.	9,153	277,244
Rush Enterprises, Inc., Class A (a)	5,016	148,724
Sally Beauty Holdings, Inc. (a)	21,583	652,454
Sears Holdings Corp. (a)	6,386	313,169
Service Corp. International	30,178	547,127
Shoe Carnival, Inc.	2,127	61,704
Shutterfly, Inc. (a)	6,044	307,821
Signet Jewelers Ltd.	11,395	896,787
SolarCity Corp. (a)	5,103	289,952
Sonic Automotive, Inc., Class A	4,910	120,197
Sotheby's	9,974	530,617
SP Plus Corp. (a)	2,766	72,027
Speed Commerce, Inc. (a)	7,774	36,305
Stage Stores, Inc.	4,498	99,946
Stamps.com, Inc. (a)	2,871	120,869
Stein Mart, Inc.	4,383	58,951
Strayer Education, Inc. (a)	1,653	56,979
Susser Holdings Corp. (a)	2,785	182,390
Titan Machinery, Inc. (a)(b)	2,424	43,196
Tractor Supply Co.	20,178	1,565,409
Trans World Entertainment Corp. (a)	1,113	4,919
Tuesday Morning Corp. (a)	5,614	89,599
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,269	894,644
Valuevision Media, Inc., Class A (a)	7,000	48,930
VCA Antech, Inc. (a)	12,699	398,241
Weight Watchers International, Inc. (b)	4,216	138,833

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

General Retailers (concluded)
West Marine, Inc. (a)	2,322	$33,042
The Wet Seal, Inc., Class A (a)	15,586	42,550
Williams-Sonoma, Inc.	12,865	749,772
Winmark Corp.	509	47,144
Zale Corp. (a)	4,904	77,336
Zumiez, Inc. (a)	3,449	89,674
		30,417,664

Health Care Equipment & Services — 4.9%
Abaxis, Inc. (a)	3,070	122,861
ABIOMED, Inc. (a)	5,285	141,321
Acadia Healthcare Co., Inc. (a)	5,444	257,665
Accretive Health, Inc. (a)	8,553	78,345
Accuray, Inc. (a)	10,227	89,077
Addus HomeCare Corp. (a)	1,296	29,095
Air Methods Corp. (a)	5,186	302,499
Alere, Inc. (a)	11,465	415,033
Align Technology, Inc. (a)	10,314	589,445
Alliance HealthCare Services, Inc. (a)	1,912	47,303
Almost Family, Inc. (a)	1,318	42,611
Alphatec Holdings, Inc. (a)	11,402	22,918
Amedisys, Inc. (a)	4,704	68,820
American Caresource Holdings, Inc. (a)	2,753	4,515
Amsurg Corp. (a)	4,714	216,467
Analogic Corp.	1,797	159,142
AngioDynamics, Inc. (a)	3,917	67,333
Anika Therapeutics, Inc. (a)	2,157	82,311
Antares Pharma, Inc. (a)	20,962	93,910
ArthroCare Corp. (a)	4,270	171,825
AtriCure, Inc. (a)	3,557	66,445
Atrion Corp.	236	69,915
Baxano Surgical, Inc. (a)	4,594	4,640
Bio-Rad Laboratories, Inc., Class A (a)	2,907	359,334
Bio-Reference Laboratories, Inc. (a)(b)	3,774	96,388
Biolase, Inc. (a)(b)	8,856	25,062
BioScrip, Inc. (a)	9,382	69,427
BioTelemetry, Inc. (a)	4,688	37,223
Bovie Medical Corp. (a)	3,326	7,051
Brookdale Senior Living, Inc. (a)	14,805	402,400
Bruker Corp. (a)	16,119	318,673
BSD Medical Corp. (a)	6,219	7,401
Cantel Medical Corp.	5,053	171,347
Capital Senior Living Corp. (a)	4,455	106,875
Cardica, Inc. (a)	8,577	8,363
Cardiovascular Systems, Inc. (a)	4,346	149,024
Celsion Corp. (a)(b)	3,701	14,397
Centene Corp. (a)	7,871	463,995
Cepheid, Inc. (a)	10,048	469,443
Chindex International, Inc. (a)	2,114	36,847
Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
CollabRx, Inc. (a)	1,314	$4,993
Community Health Systems, Inc. (a)	13,778	541,062
CONMED Corp.	3,967	168,598
The Cooper Cos., Inc.	7,085	877,406
Corvel Corp. (a)	1,908	89,104
Covance, Inc. (a)	8,146	717,337
CryoLife, Inc.	4,128	45,780
Cutera, Inc. (a)	2,916	29,685
Cyberonics, Inc. (a)	3,705	242,715
Cynosure, Inc., Class A (a)	3,081	82,201
Delcath Systems, Inc. (a)	12,121	3,091
DexCom, Inc. (a)	10,034	355,304
Echo Therapeutics, Inc. (a)	2,662	8,359
Emeritus Corp. (a)	6,331	136,940
Endologix, Inc. (a)	9,815	171,174
The Ensign Group, Inc.	3,034	134,315
Envision Healthcare Holdings, Inc. (a)	6,573	233,473
Escalon Medical Corp. (a)	1,399	2,840
Exactech, Inc. (a)	1,661	39,465
Five Star Quality Care, Inc. (a)	6,068	33,313
Fluidigm Corp. (a)	4,289	164,354
Fonar Corp. (a)	2,767	58,439
GenMark Diagnostics, Inc. (a)	6,550	87,181
Gentiva Health Services, Inc. (a)	4,383	54,393
Globus Medical, Inc., Class A (a)	8,243	166,344
Haemonetics Corp. (a)	7,572	319,008
Hanger, Inc. (a)	5,147	202,483
Hansen Medical, Inc. (a)	9,386	16,238
Harvard Apparatus Regenerative Technology, Inc. (a)	4,592	21,812
HCA Holdings, Inc. (a)	44,404	2,118,515
Health Management Associates, Inc. (a)	38,385	502,843
Health Net, Inc. (a)	11,147	330,731
Healthcare Services Group, Inc.	10,120	287,104
HealthSouth Corp.	12,920	430,494
HealthStream, Inc. (a)	3,190	104,536
Healthways, Inc. (a)	5,232	80,311
HeartWare International, Inc. (a)	2,274	213,665
Henry Schein, Inc. (a)	12,364	1,412,711
Hill-Rom Holdings, Inc.	8,420	348,083
HMS Holdings Corp. (a)	13,102	297,808
Hologic, Inc. (a)	39,912	892,033
Hooper Holmes, Inc. (a)	9,589	5,082
ICU Medical, Inc. (a)	1,917	122,132
IDEXX Laboratories, Inc. (a)	7,576	805,859
Insulet Corp. (a)	8,330	309,043
Integra LifeSciences Holdings Corp. (a)	3,491	166,556
Invacare Corp.	4,247	98,573
IPC The Hospitalist Co., Inc. (a)	2,617	155,424

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Health Care Equipment & Services (continued)
Kindred Healthcare, Inc.	7,741	$152,807
LCA-Vision, Inc. (a)	3,380	13,182
LHC Group, Inc. (a)	1,911	45,940
LifePoint Hospitals, Inc. (a)	6,675	352,707
Magellan Health Services, Inc. (a)	3,678	220,349
Masimo Corp. (a)	7,470	218,348
Medical Action Industries, Inc. (a)	2,870	24,567
MEDNAX, Inc. (a)	14,584	778,494
MELA Sciences, Inc. (a)	7,818	5,004
Meridian Bioscience, Inc.	6,471	171,676
Merit Medical Systems, Inc. (a)	6,027	94,865
Molina Healthcare, Inc. (a)	4,176	145,116
National Healthcare Corp.	1,049	56,552
Natus Medical, Inc. (a)	4,226	95,085
Navidea Biopharmaceuticals, Inc. (a)(b)	23,061	47,736
Neogen Corp. (a)	5,534	252,904
NeuroMetrix, Inc. (a)	2,033	5,957
NuVasive, Inc. (a)	6,624	214,154
NxStage Medical, Inc. (a)	8,994	89,940
Omnicell, Inc. (a)	5,627	143,657
OraSure Technologies, Inc. (a)	10,086	63,441
Orthofix International NV (a)	3,072	70,103
Owens & Minor, Inc.	8,521	311,528
PAREXEL International Corp. (a)	8,286	374,361
PharMerica Corp. (a)	4,283	92,085
Psychemedics Corp.	1,801	26,457
Quidel Corp. (a)	4,664	144,071
RadNet, Inc. (a)	4,638	7,745
ResMed, Inc. (b)	20,510	965,611
Retractable Technologies, Inc. (a)	3,653	11,251
Rockwell Medical, Inc. (a)(b)	5,771	60,249
RTI Surgical, Inc. (a)	8,776	31,067
Select Medical Holdings Corp.	8,272	96,038
Sirona Dental Systems, Inc. (a)	8,147	571,919
Skilled Healthcare Group, Inc., Class A (a)	3,199	15,387
Solta Medical, Inc. (a)	10,992	32,426
Spectranetics Corp. (a)	6,346	158,650
Staar Surgical Co. (a)	4,462	72,240
Stereotaxis, Inc. (a)	4,228	15,305
STERIS Corp.	8,325	400,016
SurModics, Inc. (a)	2,327	56,756
Symmetry Medical, Inc. (a)	5,577	56,216
Synergetics USA, Inc. (a)	3,470	12,561
Team Health Holdings, Inc. (a)	10,309	469,575
Teleflex, Inc.	5,921	555,745
ThermoGenesis Corp. (a)	5,823	5,823
Thoratec Corp. (a)	8,273	302,792
Triple-S Management Corp. (a)	2,788	54,199
Unilife Corp. (a)(b)	16,036	70,558
Universal American Corp.	4,074	29,740
Universal Health Services, Inc.	12,845	1,043,785
Common Stocks	Shares	Value

Health Care Equipment & Services (concluded)
Uroplasty, Inc. (a)	3,956	$10,800
US Physical Therapy, Inc.	1,930	68,052
Utah Medical Products, Inc.	725	41,441
Vascular Solutions, Inc. (a)	3,105	71,881
Vision-Sciences, Inc. (a)	7,929	7,929
Volcano Corp. (a)	8,429	184,174
WellCare Health Plans, Inc. (a)	6,246	439,843
West Pharmaceutical Services, Inc.	9,998	490,502
Wright Medical Group, Inc. (a)	6,907	212,114
		30,409,132

Household Goods & Home Construction — 1.9%
ACCO Brands Corp. (a)	17,341	116,531
Bassett Furniture Industries, Inc.	1,827	27,917
Beazer Homes USA, Inc. (a)	4,187	102,247
Blount International, Inc. (a)	7,808	112,982
Blyth, Inc. (b)	1,402	15,254
Briggs & Stratton Corp.	6,504	141,527
Cavco Industries, Inc. (a)	1,093	75,089
Central Garden and Pet Co., Class A (a)	7,098	47,911
Church & Dwight Co., Inc.	19,795	1,312,013
Compx International, Inc.	1,034	14,559
Comstock Holdings Cos., Inc. (a)	4,674	9,348
Costa, Inc. (a)	1,676	36,419
The Dixie Group, Inc. (a)	2,407	31,772
Energizer Holdings, Inc.	9,001	974,268
Ethan Allen Interiors, Inc.	3,943	119,946
Flexsteel Industries, Inc.	965	29,654
Forward Industries, Inc. (a)	2,823	4,319
Herman Miller, Inc.	8,660	255,643
HNI Corp.	6,557	254,608
Hooker Furniture Corp.	1,876	31,292
Hovnanian Enterprises, Inc., Class A (a)(b)	17,507	115,896
Interface, Inc.	8,875	194,895
iRobot Corp. (a)(b)	4,426	153,892
Jarden Corp. (a)	17,382	1,066,386
KB Home	12,444	227,476
Kid Brands, Inc. (a)	2,042	2,083
Knoll, Inc.	7,374	135,018
La-Z-Boy, Inc.	7,777	241,087
Libbey, Inc. (a)	3,556	74,676
Lifetime Brands, Inc.	1,440	22,651
The LS Starrett Co., Class A	1,058	15,415
M/I Homes, Inc. (a)	3,763	95,768
MDC Holdings, Inc. (a)	5,787	186,573
Meritage Homes Corp. (a)	5,234	251,180
Middleby Corp. (a)	2,772	665,197
National Presto Industries, Inc. (a)	614	49,427
NVR, Inc. (a)(b)	614	629,970
Oil-Dri Corp. of America	858	32,467

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Household Goods & Home Construction (concluded)
The Ryland Group, Inc.	6,883	$298,791
The Scotts Miracle-Gro Co., Class A	6,290	391,364
Select Comfort Corp. (a)	8,142	171,715
Skyline Corp. (a)	880	4,532
Spectrum Brands Holdings, Inc.	3,071	216,659
Standard Pacific Corp. (a)	22,912	207,354
Stanley Furniture Co., Inc. (a)	2,178	8,364
Steelcase, Inc., Class A	8,678	137,633
Summer Infant, Inc. (a)	2,685	4,860
Taylor Morrison Home Corp., Class A (a)	4,235	95,076
Tempur-Pedic International, Inc. (a)	9,021	486,773
Toll Brothers, Inc. (a)	23,241	859,917
Tupperware Brands Corp.	7,365	696,213
Virco Manufacturing Corp. (a)	2,505	5,837
WD-40 Co.	2,037	152,123
		11,610,567

Industrial Engineering — 3.0%
Accuride Corp. (a)	7,420	27,677
AGCO Corp.	13,004	769,707
Alamo Group, Inc.	1,091	66,213
Albany International Corp., Class A	4,156	149,325
Altra Holdings, Inc.	3,943	134,929
American Railcar Industries, Inc.	1,321	60,436
Astec Industries, Inc.	2,477	95,687
The Babcock & Wilcox Co.	16,031	548,100
Broadwind Energy, Inc. (a)	2,781	26,253
Ceco Environmental Corp.	2,961	47,879
Chicago Rivet & Machine Co.	494	16,376
CIRCOR International, Inc.	2,627	212,209
CLARCOR, Inc.	6,931	446,010
Colfax Corp. (a)	13,018	829,116
Columbus McKinnon Corp. (a)	2,933	79,602
Commercial Vehicle Group, Inc. (a)	4,204	30,563
Crane Co.	6,987	469,876
Donaldson Co., Inc.	19,255	836,822
Douglas Dynamics, Inc.	3,742	62,940
Dynamic Materials Corp.	2,036	44,263
The Eastern Co.	1,114	17,735
Energy Recovery, Inc. (a)	6,860	38,142
EnPro Industries, Inc. (a)	3,152	181,713
Federal Signal Corp. (a)	9,464	138,648
Flow International Corp. (a)	9,554	38,598
Franklin Electric Co., Inc.	5,415	241,726
FreightCar America, Inc.	1,537	40,915
GATX Corp.	6,464	337,227
The Gorman-Rupp Co.	2,685	89,760
Graco, Inc.	8,922	696,987
Graham Corp.	1,758	63,798
Greenbrier Cos., Inc. (a)	3,649	119,833
H&E Equipment Services, Inc. (a)	4,783	141,720
Common Stocks	Shares	Value

Industrial Engineering (concluded)
Hardinge, Inc.	1,772	$25,641
Hurco Cos., Inc.	1,150	28,761
Hyster-Yale Materials Handling, Inc.	1,659	154,552
IDEX Corp.	11,658	860,943
John Bean Technologies Corp.	4,045	118,640
Kadant, Inc.	1,829	74,111
Kennametal, Inc.	11,204	583,392
Key Technology, Inc. (a)	998	14,301
Kimball International, Inc., Class B	4,614	69,348
Lincoln Electric Holdings, Inc.	11,595	827,187
Lindsay Corp.	1,924	159,211
Lydall, Inc. (a)	3,024	53,283
Manitex International, Inc. (a)	2,717	43,146
The Manitowoc Co., Inc.	19,603	457,142
Materion Corp.	3,097	95,542
Meritor, Inc. (a)	14,785	154,208
MFRI, Inc. (a)	1,639	23,520
Miller Industries, Inc.	1,717	31,988
Mine Safety Appliances Co.	4,526	231,776
Mueller Industries, Inc.	4,149	261,428
NACCO Industries, Inc., Class A	799	49,690
Navistar International Corp. (a)	10,123	386,597
NN, Inc.	2,807	56,673
Nordson Corp.	8,728	648,490
Oshkosh Corp.	12,536	631,564
PMFG, Inc. (a)	3,145	28,462
Proto Labs, Inc. (a)	3,233	230,125
Spartan Motors, Inc.	4,844	32,455
SPX Corp.	6,503	647,764
Standex International Corp.	1,758	110,543
Sun Hydraulics Corp.	3,611	147,437
Sypris Solutions, Inc.	1,348	4,125
Tecumseh Products Co., Class A (a)	2,544	23,023
Tennant Co.	2,626	178,069
Terex Corp.	16,232	681,582
Timken Co.	11,323	623,558
The Toro Co.	8,412	535,003
Trinity Industries, Inc.	11,275	614,713
Twin Disc, Inc.	1,357	35,133
Wabash National Corp. (a)	10,351	127,835
Wabtec Corp.	13,950	1,036,066
Woodward, Inc.	8,508	388,050
		18,585,862

Industrial Metals & Mining — 0.7%
AK Steel Holding Corp. (a)	21,307	174,717
Ampco-Pittsburgh Corp.	1,402	27,269
Carpenter Technology Corp.	7,639	475,146
Century Aluminum Co. (a)	7,757	81,138
Commercial Metals Co.	17,156	348,781
Friedman Industries, Inc.	2,787	23,690

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Industrial Metals & Mining (concluded)
Globe Specialty Metals, Inc.	9,757	$175,724
Handy & Harman Ltd. (a)	1,143	27,672
Haynes International, Inc.	1,874	103,520
Horsehead Holding Corp. (a)	7,971	129,210
Kaiser Aluminum Corp.	2,717	190,842
McEwen Mining, Inc. (a)(b)	37,168	72,849
Noranda Aluminum Holding Corp.	10,483	34,489
Olympic Steel, Inc.	1,597	46,281
Reliance Steel & Aluminum Co.	10,993	833,709
RTI International Metals, Inc. (a)	4,899	167,595
Steel Dynamics, Inc.	31,639	618,226
Synalloy Corp.	1,778	27,310
Universal Stainless & Alloy Products, Inc. (a)	1,302	46,950
Uranium Energy Corp. (a)	16,771	33,542
Uranium Resources, Inc. (a)(b)	3,876	11,744
USEC, Inc. (a)(b)	2,896	19,172
Worthington Industries, Inc.	7,717	324,731
		3,994,307

Industrial Transportation — 1.4%
Air Lease Corp.	13,136	408,267
Air Transport Services Group, Inc. (a)	7,761	62,786
Aircastle Ltd.	9,388	179,874
Arkansas Best Corp.	3,601	121,282
Atlas Air Worldwide Holdings, Inc. (a)	3,475	142,996
Baltic Trading Ltd.	7,391	47,598
CAI International, Inc. (a)	2,930	69,060
Celadon Group, Inc.	3,429	66,797
Con-way, Inc.	8,058	319,983
Covenant Transportation Group, Inc., Class A (a)	1,373	11,272
Eagle Bulk Shipping, Inc. (a)	3,858	17,708
Echo Global Logistics, Inc. (a)	2,581	55,440
Forward Air Corp.	4,181	183,588
Genco Shipping & Trading Ltd. (a)(b)	6,709	16,773
Genesee & Wyoming, Inc., Class A (a)	7,437	714,324
Heartland Express, Inc.	6,596	129,414
Hub Group, Inc., Class A (a)(b)	4,918	196,130
International Shipholding Corp.	854	25,193
JB Hunt Transport Services, Inc.	13,117	1,013,944
Kirby Corp. (a)	8,247	818,515
Knight Transportation, Inc.	8,195	150,296
Landstar System, Inc.	6,273	360,384
Marten Transport Ltd.	3,221	65,032
Matson, Inc.	6,067	158,409
Old Dominion Freight Line, Inc. (a)	10,138	537,517
Pacer International, Inc. (a)	5,301	43,786
Common Stocks	Shares	Value

Industrial Transportation (concluded)
PAM Transportation Services, Inc. (a)	755	$15,644
Patriot Transportation Holding, Inc. (a)	1,004	41,676
PHH Corp. (a)	8,077	196,675
Quality Distribution, Inc. (a)	4,685	60,109
Rand Logistics, Inc. (a)	4,331	24,990
Roadrunner Transportation Systems, Inc. (a)	4,005	107,935
Saia, Inc. (a)	3,719	119,194
Swift Transportation Co. (a)	16,257	361,068
TAL International Group, Inc. (a)	5,037	288,872
Teekay Corp.	5,634	270,488
Textainer Group Holdings Ltd.	2,471	99,384
Universal Truckload Services, Inc.	912	27,825
USA Truck, Inc. (a)	1,622	21,702
UTI Worldwide, Inc.	13,064	229,404
Werner Enterprises, Inc.	5,655	139,848
Wesco Aircraft Holdings, Inc. (a)	6,275	137,548
Willis Lease Finance Corp. (a)	1,351	23,453
World Fuel Services Corp.	10,384	448,173
XPO Logistics, Inc. (a)(b)	4,868	127,980
YRC Worldwide, Inc. (a)	2,247	39,030
		8,697,366

Leisure Goods — 0.9%
Activision Blizzard, Inc.	61,766	1,101,288
Arctic Cat, Inc.	2,054	117,037
Black Diamond, Inc. (a)	3,832	51,081
Brunswick Corp.	13,315	613,289
Callaway Golf Co.	11,085	93,446
Drew Industries, Inc.	3,108	159,130
DTS, Inc. (a)	3,097	74,266
Emerson Radio Corp. (a)	3,000	5,700
Escalade, Inc.	2,073	24,399
Glu Mobile, Inc. (a)(b)	11,936	46,431
JAKKS Pacific, Inc.	3,025	20,358
Koss Corp.	1,133	5,807
LeapFrog Enterprises, Inc. (a)	9,036	71,746
Majesco Entertainment Co. (a)	6,877	4,059
Marine Products Corp.	2,337	23,487
Nautilus, Inc. (a)	5,339	45,008
Polaris Industries, Inc.	9,330	1,358,821
Pool Corp.	6,593	383,317
RealD, Inc. (a)	7,059	60,284
Skullcandy, Inc. (a)	3,869	27,895
Take-Two Interactive Software, Inc. (a)	13,709	238,125
Thor Industries, Inc.	6,363	351,428
TiVo, Inc. (a)	18,427	241,762
Universal Electronics, Inc. (a)	2,487	94,780

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Leisure Goods (concluded)
Winnebago Industries, Inc. (a)	4,281	$117,513
		5,330,457

Life Insurance — 0.5%
American Equity Investment Life Holding Co.	10,037	264,776
Amerisafe, Inc.	3,102	131,029
Atlantic American Corp.	1,636	6,691
Citizens, Inc. (a)	7,260	63,525
CNO Financial Group, Inc.	32,129	568,362
eHealth, Inc. (a)	2,930	136,216
Employers Holdings, Inc.	4,699	148,723
FBL Financial Group, Inc., Class A	1,432	64,139
Independence Holding Co.	1,842	24,849
Kansas City Life Insurance Co.	518	24,729
National Western Life Insurance Co., Class A	301	67,289
The Phoenix Cos., Inc. (a)	885	54,339
Primerica, Inc.	7,965	341,778
Protective Life Corp.	11,319	573,421
StanCorp Financial Group, Inc.	6,216	411,810
Symetra Financial Corp.	13,314	252,433
		3,134,109

Media — 4.2%
Acxiom Corp. (a)	10,922	403,896
AH Belo Corp.	3,599	26,885
AMC Networks, Inc., Class A (a)	8,771	597,393
Ascent Capital Group, Inc., Class A (a)	1,991	170,350
Avid Technology, Inc. (a)	5,346	43,570
Bankrate, Inc. (a)	7,044	126,369
Beasley Broadcasting Group, Inc., Class A	1,165	10,170
Charter Communications, Inc., Class A (a)	9,760	1,334,778
Clear Channel Outdoor Holdings, Inc., Class A	5,906	59,887
ComScore, Inc. (a)	5,793	165,738
Constant Contact, Inc. (a)	4,802	149,198
Courier Corp.	1,969	35,619
Crown Media Holdings, Inc., Class A (a)	6,152	21,717
CSS Industries, Inc.	1,461	41,901
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	15,215	117,612
Demand Media, Inc. (a)	8,448	48,745
Digital Generation, Inc. (a)	3,612	46,053
DISH Network Corp., Class A (a)	30,464	1,764,475
Dolby Laboratories, Inc., Class A (a)	7,199	277,593
DreamWorks Animation SKG, Inc., Class A (a)	10,390	368,845
Common Stocks	Shares	Value

Media (continued)
Emmis Communications Corp., Class A (a)	5,070	$13,638
Entercom Communications Corp., Class A (a)	2,831	29,754
Entravision Communications Corp., Class A	10,848	66,064
EW Scripps Co. (a)	4,730	102,736
FactSet Research Systems, Inc.	5,761	625,529
Gray Television, Inc. (a)	7,482	111,332
Groupon, Inc. (a)	55,996	659,073
Harte-Hanks, Inc.	6,749	52,777
Hollywood Media Corp. (a)	10,217	14,253
IHS, Inc., Class A (a)	8,992	1,076,342
John Wiley & Sons, Inc., Class A	6,637	366,362
Journal Communications, Inc., Class A (a)	6,248	58,169
Lamar Advertising Co., Class A (a)	9,572	500,137
Liberty Global PLC, Class A (a)	53,785	4,786,327
Liberty Interactive Corp., Series A (a)	69,433	2,037,859
Liberty Media Corp., Class A (a)	14,723	2,156,183
Liberty Ventures, Series A (a)	5,508	675,226
Live Nation Entertainment, Inc. (a)	20,790	410,810
Local Corp. (a)	8,487	13,409
Marchex, Inc., Class B (a)	3,496	30,240
Martha Stewart Living Omnimedia, Class A (a)	6,396	26,863
The McClatchy Co., Class A (a)	10,065	34,221
Media General, Inc., Class A (a)(b)	3,569	80,659
Mediabistro, Inc. (a)	3,207	10,166
Meredith Corp.	5,296	274,333
Morningstar, Inc.	3,162	246,921
National CineMedia, Inc.	9,636	192,335
The New York Times Co., Class A	18,650	295,975
Nexstar Broadcasting Group, Inc., Class A	4,319	240,698
Pandora Media, Inc. (a)	23,997	638,320
PDI, Inc. (a)	2,543	12,232
QuinStreet, Inc. (a)	7,427	64,541
Radio One, Inc., Class D (a)	4,466	16,926
Saga Communications, Inc., Class A	800	40,240
Salem Communications Corp., Class A	1,860	16,182
Schawk, Inc.	2,520	37,472
Scholastic Corp.	3,453	117,437
Sinclair Broadcast Group, Inc., Class A	10,805	386,063
Sirius XM Holdings, Inc. (a)	448,087	1,563,824
Spanish Broadcasting System, Inc. (a)	1,491	4,995
SPAR Group, Inc. (a)	3,165	6,077
Starz, Class A (a)	13,677	399,915

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Media (concluded)
TechTarget, Inc. (a)	4,464	$30,623
TheStreet, Inc. (a)	9,587	21,667
Valassis Communications, Inc.	5,847	200,260
Value Line, Inc.	1,830	21,246
ValueClick, Inc. (a)	10,870	254,032
WebMD Health Corp. (a)	7,311	288,785
XO Group, Inc. (a)	5,764	85,653
Yelp, Inc. (a)	8,546	589,247
		25,794,922

Mining — 0.5%
Allied Nevada Gold Corp. (a)(b)	18,252	64,795
Alpha Natural Resources, Inc. (a)	32,427	231,529
AMCOL International Corp.	3,560	120,969
Arch Coal, Inc.	31,201	138,844
Cloud Peak Energy, Inc. (a)	9,192	165,456
Coeur Mining, Inc. (a)	15,838	171,842
Compass Minerals International, Inc.	4,762	381,198
General Moly, Inc. (a)	12,175	16,315
Golden Minerals Co. (a)(b)	9,302	4,391
Hecla Mining Co.	53,612	165,125
James River Coal Co. (a)(b)	8,117	10,958
Molycorp, Inc. (a)(b)	27,530	154,719
Royal Gold, Inc.	9,864	454,434
Solitario Exploration & Royalty Corp. (a)	15,315	13,018
Stillwater Mining Co. (a)	18,095	223,292
SunCoke Energy, Inc. (a)	10,679	243,588
Timberline Resources Corp. (a)(b)	15,011	2,630
US Silica Holdings, Inc.	7,900	269,469
Walter Energy, Inc. (b)	9,361	155,673
Westmoreland Coal Co. (a)	3,611	69,656
		3,057,901

Mobile Telecommunications — 0.9%
Atlantic Tele-Network, Inc.	1,445	81,744
Iridium Communications, Inc. (a)(b)	8,740	54,712
Leap Wireless International, Inc. (a)	8,461	147,221
NII Holdings, Inc. (a)(b)	27,198	74,794
NTELOS Holdings Corp.	2,743	55,491
ORBCOMM, Inc. (a)	7,298	46,269
SBA Communications Corp., Class A (a)	18,928	1,700,492
Shenandoah Telecommunications Co.	3,273	84,018
Sprint Corp. (a)	125,618	1,350,393
T-Mobile US, Inc. (a)	37,375	1,257,295
Telephone & Data Systems, Inc.	13,281	342,384
United States Cellular Corp.	1,525	63,776
Common Stocks	Shares	Value

Mobile Telecommunications (concluded)
USA Mobility, Inc.	3,856	$55,064
		5,313,653

Nonlife Insurance — 3.4%
Alleghany Corp. (a)	2,461	984,302
Allied World Assurance Co. Holdings AG	4,869	549,272
Ambac Financial Group, Inc. (a)	7,253	178,134
American Financial Group, Inc.	10,197	588,571
American National Insurance Co.	539	61,737
Amtrust Financial Services, Inc. (b)	4,553	148,838
Arch Capital Group Ltd. (a)	16,861	1,006,433
Argo Group International Holdings Ltd.	3,777	175,593
Arthur J Gallagher & Co.	19,105	896,598
Aspen Insurance Holdings Ltd.	9,454	390,545
Assured Guaranty Ltd.	24,148	569,651
Axis Capital Holdings Ltd.	15,128	719,639
Baldwin & Lyons, Inc., Class B	1,784	48,739
Brown & Brown, Inc.	17,283	542,513
CNA Financial Corp.	3,530	151,402
Donegal Group, Inc., Class A	1,498	23,818
Eastern Insurance Holdings, Inc.	1,572	38,498
EMC Insurance Group, Inc.	901	27,589
Endurance Specialty Holdings Ltd.	6,326	371,146
Enstar Group Ltd. (a)	1,277	177,388
Erie Indemnity Co., Class A	3,548	259,430
Everest Re Group Ltd.	6,823	1,063,501
Federated National Holding Co.	2,346	34,322
First Acceptance Corp. (a)	3,359	7,625
First American Financial Corp.	15,239	429,740
Global Indemnity PLC (a)	1,973	49,917
Greenlight Capital Re Ltd. (a)	4,620	155,740
The Hanover Insurance Group, Inc.	6,213	370,978
HCC Insurance Holdings, Inc.	14,485	668,338
Hilltop Holdings, Inc. (a)	10,046	232,364
Horace Mann Educators Corp.	5,786	182,490
Infinity Property & Casualty Corp.	1,610	115,517
Kemper Corp.	7,343	300,182
Life Partners Holdings, Inc.	2,288	4,061
Maiden Holdings Ltd.	7,752	84,729
Markel Corp. (a)	2,056	1,193,200
MBIA, Inc. (a)	21,339	254,788
Meadowbrook Insurance Group, Inc.	7,057	49,117
Mercury General Corp.	3,553	176,620
Montpelier Re Holdings Ltd.	6,545	190,459
National Interstate Corp.	2,934	67,482
The Navigators Group, Inc. (a)	1,693	106,930
Old Republic International Corp.	35,300	609,631
OneBeacon Insurance Group Ltd.	2,550	40,341
PartnerRe Ltd.	6,793	716,186

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Nonlife Insurance (concluded)
Platinum Underwriters Holdings Ltd.	4,148	$254,189
ProAssurance Corp.	8,822	427,691
Reinsurance Group of America, Inc.	10,000	774,100
RenaissanceRe Holdings Ltd.	6,319	615,091
RLI Corp.	2,588	252,019
Safety Insurance Group, Inc.	2,028	114,176
Selective Insurance Group, Inc.	8,087	218,834
State Auto Financial Corp.	2,216	47,068
Tower Group International Ltd.	7,614	25,735
United Fire Group, Inc.	3,306	94,750
Universal Insurance Holdings, Inc.	4,795	69,432
Validus Holdings Ltd.	15,039	605,921
White Mountains Insurance Group Ltd.	798	481,258
Willis Group Holdings PLC	25,445	1,140,190
WR Berkley Corp.	15,697	681,093
		20,815,641

Oil & Gas Producers — 3.3%
Abraxas Petroleum Corp. (a)	17,096	56,075
Adams Resources & Energy, Inc.	350	23,975
Alon USA Energy, Inc.	3,887	64,291
Apco Oil and Gas International, Inc. (a)	2,992	46,645
Approach Resources, Inc. (a)	5,719	110,320
Barnwell Industries, Inc. (a)	1,930	5,809
Bill Barrett Corp. (a)	7,467	199,966
Bonanza Creek Energy, Inc. (a)	4,507	195,919
BPZ Resources, Inc. (a)	16,813	30,600
Brenham Oil & Gas Corp. (a)	5,673	142
Callon Petroleum Co. (a)	7,061	46,108
Carrizo Oil & Gas, Inc. (a)	6,298	281,961
Cheniere Energy, Inc. (a)	32,202	1,388,550
Cimarex Energy Co.	12,558	1,317,460
Clayton Williams Energy, Inc. (a)	1,019	83,507
Cobalt International Energy, Inc. (a)	43,230	711,133
Comstock Resources, Inc.	7,228	132,200
Concho Resources, Inc. (a)	15,237	1,645,596
Contango Oil & Gas Co. (a)	2,279	107,706
Continental Resources, Inc. (a)	6,230	701,000
CVR Energy, Inc.	2,407	104,536
Delek US Holdings, Inc.	5,366	184,644
Diamondback Energy, Inc. (a)	6,174	326,358
Double Eagle Petroleum Co. (a)	3,643	8,488
Emerald Oil, Inc. (a)	9,340	71,544
Endeavour International Corp. (a)	8,877	46,604
Energen Corp.	10,419	737,144
Energy XXI Bermuda Ltd.	11,040	298,742
EPL Oil & Gas, Inc. (a)	5,241	149,369
Era Group, Inc. (a)	2,924	90,235
Common Stocks	Shares	Value

Oil & Gas Producers (continued)
Evolution Petroleum Corp.	4,791	$59,121
EXCO Resources, Inc. (a)	20,993	3,359
EXCO Resources, Inc.	20,993	111,473
Forest Oil Corp. (a)	19,652	70,944
FX Energy, Inc. (a)	11,304	41,373
Gastar Exploration Ltd. (a)	11,369	78,673
Goodrich Petroleum Corp. (a)	5,494	93,508
Gulfport Energy Corp. (a)	12,323	778,197
Halcon Resources Corp. (a)(b)	38,222	147,537
Harvest Natural Resources, Inc. (a)	7,655	34,601
HollyFrontier Corp.	28,725	1,427,345
Houston American Energy Corp. (a)	5,104	1,277
Hyperdynamics Corp. (a)	4,070	16,565
Isramco, Inc. (a)	280	35,574
Kodiak Oil & Gas Corp. (a)	39,433	442,044
Kosmos Energy Ltd. (a)	15,176	169,668
Laredo Petroleum Holdings, Inc. (a)	9,015	249,625
Magellan Petroleum Corp. (a)	14,569	15,152
Magnum Hunter Resources Corp. (a)	25,143	183,795
Matador Resources Co. (a)	8,303	154,768
Miller Energy Resources, Inc. (a)	6,286	44,253
Northern Oil and Gas, Inc. (a)	9,445	142,336
Oasis Petroleum, Inc. (a)	14,097	662,136
Pacific Ethanol, Inc. (a)(b)	2,106	10,720
Panhandle Oil and Gas, Inc.	1,638	54,726
PBF Energy, Inc.	6,104	192,032
PDC Energy, Inc. (a)	5,441	289,570
Penn Virginia Corp. (a)	8,330	78,552
PetroQuest Energy, Inc. (a)	10,869	46,954
Pioneer Energy Services Corp. (a)	9,545	76,455
PostRock Energy Corp. (a)	4,012	4,654
Quicksilver Resources, Inc. (a)(b)	21,639	66,432
Resolute Energy Corp. (a)	10,308	93,081
Rex Energy Corp. (a)	6,981	137,596
Rosetta Resources, Inc. (a)	9,044	434,474
SandRidge Energy, Inc. (a)(b)	53,275	323,379
SemGroup Corp., Class A	6,354	414,471
SM Energy Co.	9,775	812,400
Stone Energy Corp. (a)	7,550	261,155
Swift Energy Co. (a)(b)	6,841	92,354
Syntroleum Corp. (a)	2,214	7,472
Targa Resources Corp.	4,312	380,189
Ultra Petroleum Corp. (a)(b)	22,747	492,473
US Energy Corp., Wyoming (a)	4,911	18,465
Vaalco Energy, Inc. (a)	10,081	69,458
W&T Offshore, Inc.	5,309	84,944
Warren Resources, Inc. (a)	13,542	42,522
Western Refining, Inc.	8,147	345,514
Whiting Petroleum Corp. (a)	17,304	1,070,598
ZaZa Energy Corp. (a)	13,617	13,012

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Oil & Gas Producers (concluded)
Zion Oil & Gas, Inc. (a)(b)	9,148	$12,899
		20,056,502

Oil Equipment, Services & Distribution — 2.5%
Atwood Oceanics, Inc. (a)	8,494	453,495
Basic Energy Services, Inc. (a)	4,351	68,659
Bolt Technology Corp.	1,869	41,137
Bristow Group, Inc.	5,179	388,736
C&J Energy Services, Inc. (a)	7,153	165,234
Cal Dive International, Inc. (a)(b)	19,235	38,662
CARBO Ceramics, Inc.	2,872	334,674
Chart Industries, Inc. (a)	4,429	423,590
Core Laboratories NV	6,546	1,249,959
Crosstex Energy, Inc.	6,556	237,065
Dawson Geophysical Co. (a)	1,311	44,338
DHT Holdings, Inc.	1,787	12,223
Dresser-Rand Group, Inc. (a)	11,264	671,672
Dril-Quip, Inc. (a)	5,987	658,151
Exterran Holdings, Inc. (a)	8,658	296,104
Flotek Industries, Inc. (a)	7,107	142,638
Forbes Energy Services Ltd. (a)	2,153	7,040
Forum Energy Technologies, Inc. (a)	7,916	223,706
Geospace Technologies Corp. (a)	1,959	185,772
Global Geophysical Services, Inc. (a)	7,916	12,745
Gulf Island Fabrication, Inc.	1,934	44,908
Gulfmark Offshore, Inc., Class A	3,541	166,887
Helix Energy Solutions Group, Inc. (a)	14,377	333,259
Hercules Offshore, Inc. (a)	24,567	160,423
Hornbeck Offshore Services, Inc. (a)	4,912	241,818
ION Geophysical Corp. (a)	18,450	60,885
Key Energy Services, Inc. (a)	19,538	154,350
Matrix Service Co. (a)	4,069	99,568
McDermott International, Inc. (a)	33,927	310,771
Mitcham Industries, Inc. (a)	2,357	41,743
MRC Global, Inc. (a)	15,014	484,352
Natural Gas Services Group, Inc. (a)	2,116	58,338
Newpark Resources, Inc. (a)	13,174	161,908
Oceaneering International, Inc.	15,638	1,233,525
OGE Energy Corp.	28,825	977,168
Oil States International, Inc. (a)	8,048	818,643
Parker Drilling Co. (a)	18,390	149,511
Patterson-UTI Energy, Inc.	20,778	526,099
PHI, Inc. (a)	1,973	85,628
RPC, Inc.	8,812	157,294
SEACOR Holdings, Inc. (a)	2,694	245,693
Superior Energy Services, Inc. (a)	23,192	617,139
Tesco Corp. (a)	4,864	96,210
TETRA Technologies, Inc. (a)	11,812	145,996
Common Stocks	Shares	Value

Oil Equipment, Services & Distribution (concluded)
TGC Industries, Inc. (a)	4,268	$31,156
Tidewater, Inc.	7,120	422,002
Unit Corp. (a)	6,241	322,160
Weatherford International Ltd. (a)	111,162	1,721,899
Willbros Group, Inc. (a)	6,182	58,234
		15,583,167

Personal Goods — 1.5%
American Apparel, Inc. (a)(b)	13,016	16,010
Carter's, Inc.	8,349	599,375
Charles & Colvard Ltd. (a)	3,719	18,781
Cherokee, Inc.	2,419	33,382
Columbia Sportswear Co.	1,711	134,741
Coty, Inc., Class A	7,872	120,048
Crocs, Inc. (a)	13,242	210,813
Culp, Inc.	1,368	27,976
Deckers Outdoor Corp. (a)	5,110	431,591
Delta Apparel, Inc. (a)	1,207	20,495
Elizabeth Arden, Inc. (a)	3,743	132,689
The Female Health Co.	4,489	38,157
Fifth & Pacific Cos., Inc. (a)	18,021	577,933
G-III Apparel Group Ltd. (a)	2,477	182,778
Hanesbrands, Inc.	14,439	1,014,629
Helen of Troy Ltd. (a)	4,255	210,665
Iconix Brand Group, Inc. (a)	7,819	310,414
Inter Parfums, Inc.	2,364	84,655
Joe's Jeans, Inc. (a)	9,399	10,339
The Jones Group, Inc.	10,794	161,478
Lakeland Industries, Inc. (a)	913	4,839
Lululemon Athletica, Inc. (a)	15,693	926,358
Movado Group, Inc.	2,588	113,898
Nu Skin Enterprises, Inc., Class A	8,629	1,192,700
Orchids Paper Products Co.	1,530	50,245
Oxford Industries, Inc.	2,142	172,795
Perry Ellis International, Inc. (a)	1,655	26,132
Quiksilver, Inc. (a)	18,826	165,104
Revlon, Inc., Class A (a)	1,907	47,599
RG Barry Corp.	1,650	31,845
Rocky Brands, Inc.	1,306	19,028
Skechers U.S.A., Inc., Class A (a)	5,805	192,320
Steven Madden Ltd. (a)	8,676	317,455
Superior Uniform Group, Inc.	918	14,211
Tandy Brands Accessories, Inc. (a)	1,401	347
Tumi Holdings, Inc. (a)	7,379	166,396
Under Armour, Inc., Class A (a)	11,725	1,023,592
Unifi, Inc. (a)	2,314	63,033
Vera Bradley, Inc. (a)	3,446	82,842
Weyco Group, Inc.	882	25,957
Wolverine World Wide, Inc.	14,710	499,552
		9,473,197

Pharmaceuticals & Biotechnology — 4.8%
Aastrom Biosciences, Inc. (a)	4,452	14,380

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
ACADIA Pharmaceuticals, Inc. (a)	11,724	$292,983
Achillion Pharmaceuticals, Inc. (a)	17,131	56,875
Acorda Therapeutics, Inc. (a)	6,788	198,210
Acura Pharmaceuticals, Inc. (a)(b)	7,772	12,979
Aegerion Pharmaceuticals, Inc. (a)	3,816	270,783
Affymetrix, Inc. (a)	11,852	101,572
Agenus, Inc. (a)	8,511	22,469
Akorn, Inc. (a)	10,927	269,132
Albany Molecular Research, Inc. (a)	3,841	38,717
Alexza Pharmaceuticals, Inc. (a)	4,511	21,337
Alkermes PLC (a)	20,301	825,439
Alnylam Pharmaceuticals, Inc. (a)	7,944	511,037
AMAG Pharmaceuticals, Inc. (a)	3,431	83,270
Amicus Therapeutics, Inc. (a)	10,309	24,226
Ampio Pharmaceuticals, Inc. (a)(b)	6,252	44,577
Anacor Pharmaceuticals, Inc. (a)	5,252	88,129
ANI Pharmaceuticals, Inc. (a)(b)	2,161	43,393
Anthera Pharmaceuticals, Inc. (a)	6,316	19,390
Apricus Biosciences, Inc. (a)(b)	11,257	29,831
ARCA Biopharma, Inc. (a)(b)	5,487	9,218
Arena Pharmaceuticals, Inc. (a)(b)	33,669	196,964
Ariad Pharmaceuticals, Inc. (a)(b)	32,458	221,364
Arqule, Inc. (a)	16,755	36,023
Array BioPharma, Inc. (a)	19,067	95,526
Auxilium Pharmaceuticals, Inc. (a)	7,475	155,031
AVANIR Pharmaceuticals, Inc. (a)	26,938	90,512
AVEO Pharmaceuticals, Inc. (a)	18,170	33,433
BioCryst Pharmaceuticals, Inc. (a)	9,933	75,491
Biodel, Inc. (a)(b)	3,259	7,496
BioDelivery Sciences International, Inc. (a)(b)	6,821	40,176
BioMarin Pharmaceutical, Inc. (a)	20,922	1,470,189
Biota Pharmaceuticals, Inc. (a)	5,533	23,183
Biotime, Inc. (a)(b)	11,232	40,435
Cadence Pharmaceuticals, Inc. (a)	10,566	95,622
Cel-Sci Corp. (a)	2,300	1,359
Cell Therapeutics, Inc. (a)	23,470	45,062
Celldex Therapeutics, Inc. (a)	13,286	321,654
Cerus Corp. (a)	11,763	75,871
Charles River Laboratories International, Inc. (a)	7,390	391,966
Chelsea Therapeutics International Ltd. (a)	13,029	57,718
Cleveland Biolabs, Inc. (a)(b)	20,827	24,368
Clovis Oncology, Inc. (a)	4,425	266,695
Columbia Laboratories, Inc. (a)	2,326	15,375
Corcept Therapeutics, Inc. (a)	16,440	52,937
Coronado Biosciences, Inc. (a)	9,166	24,107
Cubist Pharmaceuticals, Inc. (a)	11,039	760,256
Cumberland Pharmaceuticals, Inc. (a)	2,354	12,029
Curis, Inc. (a)	18,650	52,593
Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Cytokinetics, Inc. (a)	5,935	$38,577
Cytori Therapeutics, Inc. (a)	13,255	34,065
CytRx Corp. (a)	6,813	42,717
Dendreon Corp. (a)(b)	25,949	77,587
Depomed, Inc. (a)	10,053	106,361
Discovery Laboratories, Inc. (a)	18,728	42,138
Durect Corp. (a)	21,132	36,558
Dyax Corp. (a)	19,918	149,982
Dynavax Technologies Corp. (a)	43,756	85,762
Emergent Biosolutions, Inc. (a)	5,015	115,295
Endo Health Solutions, Inc. (a)	16,835	1,135,689
Endocyte, Inc. (a)	4,924	52,638
Entremed, Inc. (a)	7,740	13,235
Enzo Biochem, Inc. (a)	8,028	23,442
Enzon Pharmaceuticals, Inc.	13,093	15,188
Exact Sciences Corp. (a)	11,524	134,716
Exelixis, Inc. (a)(b)	27,966	171,432
Furiex Pharmaceuticals, Inc. (a)	1,472	61,839
Galena Biopharma, Inc. (a)(b)	20,246	100,420
Genomic Health, Inc. (a)	3,274	95,830
GenVec, Inc. (a)	6,148	14,325
Geron Corp. (a)	21,220	100,583
GTx, Inc. (a)	10,666	17,599
Halozyme Therapeutics, Inc. (a)	14,887	223,156
Harvard Bioscience, Inc. (a)	7,017	32,980
Hemispherx Biopharma, Inc. (a)	9,683	2,566
Hi-Tech Pharmacal Co., Inc. (a)	1,779	77,191
Idenix Pharmaceuticals, Inc. (a)(b)	17,487	104,572
Idera Pharmaceuticals, Inc. (a)	12,431	57,555
Illumina, Inc. (a)(b)	18,370	2,032,089
Immunogen, Inc. (a)	13,190	193,497
Immunomedics, Inc. (a)	13,852	63,719
Impax Laboratories, Inc. (a)	9,807	246,548
Incyte Corp. Ltd. (a)	21,448	1,085,912
Infinity Pharmaceuticals, Inc. (a)	7,441	102,760
Inovio Pharmaceuticals, Inc. (a)(b)	30,142	87,412
Insmed, Inc. (a)	5,727	97,416
InterMune, Inc. (a)	13,831	203,731
Ironwood Pharmaceuticals, Inc. (a)	17,056	198,020
Isis Pharmaceuticals, Inc. (a)(b)	17,190	684,850
Jazz Pharmaceuticals PLC (a)	7,735	978,942
Keryx Biopharmaceuticals, Inc. (a)	12,889	166,913
Lexicon Pharmaceuticals, Inc. (a)	41,922	75,460
Ligand Pharmaceuticals, Inc., Class B (a)	3,273	172,160
Luminex Corp. (a)	6,442	124,975
Mallinckrodt PLC (a)	8,366	437,207
MannKind Corp. (a)(b)	32,980	171,826
Maxygen, Inc. (a)	8,041	241
The Medicines Co. (a)	9,626	371,756
Medivation, Inc. (a)	11,323	722,634
Momenta Pharmaceuticals, Inc. (a)	7,872	139,177

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (continued)
Myriad Genetics, Inc. (a)(b)	11,972	$251,173
Nanosphere, Inc. (a)	10,866	24,883
Nektar Therapeutics (a)	17,834	202,416
Neuralstem, Inc. (a)(b)	15,220	44,290
Neurocrine Biosciences, Inc. (a)	10,992	102,665
Novavax, Inc. (a)	30,521	156,267
NPS Pharmaceuticals, Inc. (a)(b)	14,254	432,751
OncoGenex Pharmaceutical, Inc. (a)	3,261	27,197
Oncothyreon, Inc. (a)	15,568	27,400
Opko Health, Inc. (a)(b)	33,189	280,115
Orexigen Therapeutics, Inc. (a)	15,401	86,708
Osiris Therapeutics, Inc. (a)	3,224	51,842
OXiGENE, Inc. (a)	2,284	5,756
Pacific Biosciences of California, Inc. (a)	8,597	44,962
Pacira Pharmaceuticals, Inc. (a)	5,170	297,223
Pain Therapeutics, Inc. (a)	8,736	42,457
Palatin Technologies, Inc. (a)(b)	9,887	7,257
PDL BioPharma, Inc.	23,924	201,919
Peregrine Pharmaceuticals, Inc. (a)(b)	34,015	47,281
Pernix Therapeutics Holdings (a)	4,089	10,304
Pharmacyclics, Inc. (a)	9,913	1,048,597
Pozen, Inc. (a)	6,401	51,464
Prestige Brands Holdings, Inc. (a)	7,677	274,837
Progenics Pharmaceuticals, Inc. (a)	11,046	58,875
Puma Biotechnology, Inc. (a)	2,959	306,345
Questcor Pharmaceuticals, Inc.	8,199	446,436
Quintiles Transnational Holdings, Inc. (a)(b)	3,637	168,539
Raptor Pharmaceutical Corp. (a)	10,281	133,859
Repligen Corp. (a)	6,157	83,981
Repros Therapeutics, Inc. (a)	4,214	77,116
Rexahn Pharmaceuticals, Inc. (a)(b)	17,083	8,712
Rigel Pharmaceuticals, Inc. (a)	16,778	47,817
Sagent Pharmaceuticals, Inc. (a)	3,576	90,759
Salix Pharmaceuticals Ltd. (a)	9,299	836,352
Sangamo Biosciences, Inc. (a)	10,328	143,456
Santarus, Inc. (a)	9,487	303,204
Sarepta Therapeutics, Inc. (a)(b)	5,553	113,115
Sciclone Pharmaceuticals, Inc. (a)	10,125	51,030
Seattle Genetics, Inc. (a)	16,695	665,963
Sequenom, Inc. (a)(b)	20,183	47,228
SIGA Technologies, Inc. (a)	10,865	35,529
Spectrum Pharmaceuticals, Inc. (a)	9,828	86,978
StemCells, Inc. (a)	13,590	16,716
Sucampo Pharmaceuticals, Inc., Class A (a)	3,192	30,005
Synageva BioPharma Corp. (a)	3,133	202,768
Common Stocks	Shares	Value

Pharmaceuticals & Biotechnology (concluded)
Synta Pharmaceuticals Corp. (a)	11,771	$61,680
Targacept, Inc. (a)	7,555	31,353
Techne Corp.	5,019	475,149
Telik, Inc. (a)	3,273	4,075
Theravance, Inc. (a)	11,776	419,814
Threshold Pharmaceuticals, Inc. (a)	11,054	51,622
Transcept Pharmaceuticals, Inc. (a)	3,283	11,031
Trubion Pharmaceuticals, Inc.	3,113	—
United Therapeutics Corp. (a)	6,946	785,454
Vanda Pharmaceuticals, Inc. (a)	6,107	75,788
Venaxis, Inc. (a)(b)	6,479	13,865
Ventrus Biosciences, Inc. (a)	6,886	26,304
Vical, Inc. (a)	22,071	26,044
ViroPharma, Inc. (a)	9,631	480,105
Vivus, Inc. (a)(b)	16,017	145,434
XenoPort, Inc. (a)	8,737	50,238
XOMA Corp. (a)	10,956	73,734
Zalicus, Inc. (a)	8,168	9,066
ZIOPHARM Oncology, Inc. (a)(b)	17,143	74,401
		29,672,329

Real Estate Investment & Services — 1.0%
Alexander & Baldwin, Inc.	6,435	268,533
Altisource Portfolio Solutions SA (a)	2,546	403,872
American Realty Investors, Inc. (a)	900	4,581
AV Homes, Inc. (a)	1,823	33,124
BBX Capital Corp. (a)	1,456	22,714
Columbia Property Trust, Inc.	18,070	451,750
Consolidated-Tomoka Land Co.	1,219	44,237
Forest City Enterprises, Inc., Class A (a)	23,447	447,838
Forestar Group, Inc. (a)	5,399	114,837
Gaming and Leisure Properties, Inc. (a)	10,823	549,917
HFF, Inc., Class A (a)	5,273	141,580
The Howard Hughes Corp. (a)	4,598	552,220
Jones Lang LaSalle, Inc.	6,494	664,921
Kennedy-Wilson Holdings, Inc.	9,342	207,859
Maui Land & Pineapple Co., Inc. (a)	4,491	27,350
Move, Inc. (a)	7,253	115,975
Nationstar Mortgage Holdings, Inc. (a)(b)	3,400	125,664
Realogy Holdings Corp. (a)	21,535	1,065,336
Reis, Inc. (a)	1,837	35,325
The St. Joe Co. (a)	12,521	240,278
Tejon Ranch Co. (a)	2,202	80,945
Transcontinental Realty Investors, Inc. (a)	393	3,675
Trulia, Inc. (a)	5,509	194,302

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Real Estate Investment & Services (concluded)
Zillow, Inc., Class A (a)(b)	3,697	$302,156
ZipRealty, Inc. (a)	3,190	17,864
		6,116,853

Real Estate Investment Trusts (REITs) — 7.5%
Acadia Realty Trust	8,257	205,021
Agree Realty Corp.	2,812	81,604
Alexander's, Inc.	330	108,900
Alexandria Real Estate Equities, Inc.	10,299	655,222
Altisource Residential Corp.	6,152	185,237
American Assets Trust, Inc.	5,207	163,656
American Campus Communities, Inc.	14,834	477,803
American Capital Agency Corp.	56,074	1,081,667
American Capital Mortgage Investment Corp.	8,153	142,351
American Homes 4 Rent, Class A	8,047	130,361
American Realty Capital Properties, Inc. (b)	30,169	387,973
Annaly Capital Management, Inc.	134,016	1,336,140
Anworth Mortgage Asset Corp.	19,542	82,272
Apollo Commercial Real Estate Finance, Inc.	7,441	120,916
Apollo Residential Mortgage, Inc.	4,579	67,678
Arbor Realty Trust, Inc.	7,414	49,377
Arlington Asset Investment Corp.	1,883	49,692
ARMOUR Residential REIT, Inc.	55,814	223,814
Ashford Hospitality Prime, Inc.	3,025	55,055
Ashford Hospitality Trust, Inc.	10,616	87,900
Associated Estates Realty Corp.	9,629	154,545
Aviv REIT, Inc.	3,280	77,736
BioMed Realty Trust, Inc.	27,434	497,104
Blackstone Mortgage Trust, Inc., Class A	4,530	122,899
Brandywine Realty Trust	22,671	319,434
BRE Properties, Inc.	11,242	615,050
BRT Realty Trust (a)	2,718	19,216
Camden Property Trust	12,283	698,657
Campus Crest Communities, Inc.	10,740	101,063
Capstead Mortgage Corp.	13,114	158,417
CBL & Associates Properties, Inc.	24,762	444,726
Cedar Realty Trust, Inc.	11,016	68,960
Chambers Street Properties	34,814	266,327
Chatham Lodging Trust	5,104	104,377
Chesapeake Lodging Trust	7,946	200,954
Chimera Investment Corp.	157,268	487,531
Cole Real Estate Investment, Inc.	61,742	866,858
Colony Financial, Inc.	13,047	264,724
CommonWealth REIT	16,110	375,524
Coresite Realty Corp.	3,059	98,469
Corporate Office Properties Trust	13,117	310,742
Cousins Properties, Inc.	25,378	261,393
Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
CubeSmart	18,944	$301,967
CyrusOne, Inc.	2,755	61,519
CYS Investments, Inc.	26,053	193,053
DCT Industrial Trust, Inc.	45,883	327,146
DDR Corp.	42,310	650,305
DiamondRock Hospitality Co.	27,543	318,122
Digital Realty Trust, Inc. (b)	18,774	922,179
Douglas Emmett, Inc.	19,064	444,001
Duke Realty Corp.	47,772	718,491
DuPont Fabros Technology, Inc.	9,814	242,504
EastGroup Properties, Inc.	4,563	264,335
Education Realty Trust, Inc.	16,401	144,657
Empire State Realty Trust, Inc.	13,698	209,579
EPR Properties	7,593	373,272
Equity Lifestyle Properties, Inc.	11,655	422,261
Equity One, Inc.	8,729	195,879
Essex Property Trust, Inc. (b)	5,523	792,606
Excel Trust, Inc.	9,915	112,932
Extra Space Storage, Inc.	16,085	677,661
Federal Realty Investment Trust	9,384	951,631
FelCor Lodging Trust, Inc. (a)	18,789	153,318
First Industrial Realty Trust, Inc.	15,110	263,669
First Potomac Realty Trust	8,399	97,680
Franklin Street Properties Corp.	12,427	148,503
Getty Realty Corp.	4,169	76,585
Gladstone Commercial Corp.	4,745	85,268
Glimcher Realty Trust	20,729	194,023
Government Properties Income Trust	8,160	202,776
Gramercy Property Trust, Inc. (a)	9,606	55,235
Hatteras Financial Corp.	13,630	222,714
Healthcare Realty Trust, Inc.	13,912	296,465
Healthcare Trust of America, Inc., Class A	25,339	249,336
Hersha Hospitality Trust	28,438	158,400
Highwoods Properties, Inc.	12,889	466,195
Home Properties, Inc.	8,206	440,006
Hospitality Properties Trust	21,507	581,334
Hudson Pacific Properties, Inc.	7,454	163,019
Inland Real Estate Corp.	13,507	142,094
Invesco Mortgage Capital, Inc.	19,909	292,264
Investors Real Estate Trust	17,649	151,428
iStar Financial, Inc. (a)	11,816	168,614
Kilroy Realty Corp.	12,078	606,074
Kite Realty Group Trust	18,944	124,462
LaSalle Hotel Properties	15,005	463,054
Lexington Realty Trust	26,109	266,573
Liberty Property Trust	21,312	721,837
LTC Properties, Inc.	5,390	190,752
Mack-Cali Realty Corp.	12,490	268,285
Medical Properties Trust, Inc.	23,975	292,974
MFA Financial, Inc.	49,550	349,823

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	11,160	$677,858
Monmouth Real Estate Investment Corp., Class A	9,460	85,991
National Health Investors, Inc.	4,203	235,788
National Retail Properties, Inc.	17,863	541,785
New York Mortgage Trust, Inc.	13,569	94,847
NorthStar Realty Finance Corp.	36,469	490,508
Omega Healthcare Investors, Inc.	17,902	533,480
One Liberty Properties, Inc.	2,398	48,272
Parkway Properties, Inc.	9,491	183,073
Pebblebrook Hotel Trust	9,338	287,237
Pennsylvania Real Estate Investment Trust	10,415	197,677
PennyMac Mortgage Investment Trust (d)	5,478	125,775
Piedmont Office Realty Trust, Inc., Class A	23,343	385,626
PMC Commercial Trust	2,432	20,915
Post Properties, Inc.	7,861	355,553
Potlatch Corp.	5,947	248,228
PS Business Parks, Inc.	2,855	218,179
RAIT Financial Trust	9,876	88,588
Ramco-Gershenson Properties Trust	10,517	165,538
Rayonier, Inc.	18,294	770,177
Realty Income Corp.	26,755	998,764
Redwood Trust, Inc.	12,337	238,968
Regency Centers Corp.	13,459	623,152
Resource Capital Corp.	21,525	127,643
Retail Opportunity Investments Corp.	10,066	148,172
Retail Properties of America, Inc., Class A	25,765	327,731
RLJ Lodging Trust	17,425	423,776
Rouse Properties, Inc.	4,102	91,023
Sabra Health Care REIT, Inc.	6,206	162,225
Saul Centers, Inc.	2,588	123,525
Senior Housing Properties Trust	27,486	611,014
Silver Bay Realty Trust Corp.	6,204	99,202
SL Green Realty Corp.	12,349	1,140,801
Sovran Self Storage, Inc.	4,619	301,020
Spirit Realty Capital, Inc.	51,325	504,525
STAG Industrial, Inc.	7,370	150,274
Starwood Property Trust, Inc.	28,907	800,724
Strategic Hotels & Resorts, Inc. (a)	27,699	261,756
Sun Communities, Inc.	5,611	239,253
Sunstone Hotel Investors, Inc.	27,204	364,534
Supertel Hospitality, Inc. (a)	985	2,403
Tanger Factory Outlet Centers	13,906	445,270
Taubman Centers, Inc.	9,215	589,023
Terreno Realty Corp.	6,369	112,731
Two Harbors Investment Corp.	54,614	506,818
Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
UDR, Inc.	36,339	$848,516
UMH Properties, Inc.	7,486	70,518
Universal Health Realty Income Trust	1,725	69,104
Urstadt Biddle Properties, Inc., Class A	3,630	66,974
Walter Investment Management Corp. (a)	5,643	199,536
Washington Real Estate Investment Trust	9,743	227,596
Weingarten Realty Investors	16,428	450,456
Winthrop Realty Trust	6,232	68,864
WP Carey, Inc.	8,396	515,095
		46,090,286

Software & Computer Services — 5.9%
Accelrys, Inc. (a)	9,454	90,191
ACI Worldwide, Inc. (a)	5,882	382,330
Acorn Energy, Inc.	4,319	17,578
Actuate Corp. (a)	8,413	64,864
Advent Software, Inc.	6,286	219,947
Allscripts Healthcare Solutions, Inc. (a)	23,398	361,733
American Software, Inc., Class A	4,553	44,938
Angie's List, Inc. (a)(b)	7,484	113,383
ANSYS, Inc. (a)	13,453	1,173,102
AOL, Inc. (a)	12,005	559,673
Aspen Technology, Inc. (a)	13,670	571,406
athenahealth, Inc. (a)	5,419	728,855
Authentidate Holding Corp. (a)	8,844	11,851
Blackbaud, Inc.	6,852	257,978
Blucora, Inc. (a)	6,834	199,279
Bottomline Technologies, Inc. (a)	5,684	205,533
BroadSoft, Inc. (a)	4,436	121,280
Bsquare Corp. (a)	3,375	12,083
CACI International, Inc., Class A (a)	3,320	243,090
Cadence Design Systems, Inc. (a)(b)	42,320	593,326
Calix, Inc. (a)	6,241	60,163
Callidus Software, Inc. (a)	6,577	90,302
CIBER, Inc. (a)	9,585	39,682
Cogent Communications Group, Inc.	7,230	292,164
CommVault Systems, Inc. (a)	6,527	488,742
Computer Programs & Systems, Inc.	1,736	107,302
Computer Task Group, Inc.	2,432	45,965
Compuware Corp.	31,485	352,947
Comverse, Inc. (a)	3,512	136,266
Concur Technologies, Inc. (a)(b)	6,936	715,656
Cornerstone OnDemand, Inc. (a)	7,246	386,502
Crexendo, Inc. (a)	3,732	11,308
CSG Systems International, Inc.	5,066	148,940

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Software & Computer Services (continued)
Datalink Corp. (a)	3,497	$38,117
DealerTrack Holdings, Inc. (a)	6,445	309,876
Demandware, Inc. (a)	4,358	279,435
DeVry, Inc. (c)	8,014	284,497
Digimarc Corp.	1,650	31,779
Digital River, Inc. (a)	5,923	109,576
DST Systems, Inc.	4,255	386,099
Dynamics Research Corp. (a)	2,140	24,567
EarthLink, Inc.	19,188	97,283
Ebix, Inc. (b)	4,953	72,908
Envestnet, Inc. (a)	4,570	184,171
EPIQ Systems, Inc.	4,838	78,424
Equinix, Inc. (a)	7,243	1,285,270
Evolving Systems, Inc.	2,275	22,159
Fair Isaac Corp.	5,099	320,421
FalconStor Software, Inc. (a)	6,457	8,717
Forrester Research, Inc.	1,834	70,169
Fortinet, Inc. (a)	20,387	390,003
Gartner, Inc. (a)(b)	13,401	952,141
GSE Systems, Inc. (a)	4,471	7,154
Guidance Software, Inc. (a)	3,739	37,764
Guidewire Software, Inc. (a)	9,791	480,444
The Hackett Group, Inc.	5,104	31,696
IAC/InterActiveCorp	11,685	802,643
ICG Group, Inc. (a)	6,762	125,976
iGATE Corp. (a)	4,432	177,989
Immersion Corp. (a)	5,183	53,800
Infoblox, Inc. (a)	7,160	236,423
Informatica Corp. (a)	15,909	660,223
Innodata, Inc. (a)	3,774	9,246
Interactive Intelligence Group, Inc. (a)	2,477	166,851
Internap Network Services Corp. (a)	9,213	69,282
Internet Patents Corp. (a)	1,714	5,348
IntraLinks Holdings, Inc. (a)	6,876	83,268
Inuvo, Inc. (a)	12,065	15,685
Ipass, Inc. (a)	10,039	15,761
j2 Global, Inc.	6,968	348,470
The KEYW Holding Corp. (a)	4,352	58,491
Leidos Holdings, Inc.	10,254	476,708
Limelight Networks, Inc. (a)	19,332	38,277
LivePerson, Inc. (a)	9,143	135,499
LogMeIn, Inc. (a)	3,729	125,108
Looksmart, Ltd. (a)	3,019	6,189
Manhattan Associates, Inc. (a)	2,883	338,695
Mastech Holdings, Inc.	1,020	14,270
MedAssets, Inc. (a)	9,303	184,478
Medidata Solutions, Inc. (a)	7,444	450,883
Mentor Graphics Corp.	14,235	342,636
Merge Healthcare, Inc. (a)	13,770	31,946
Meru Networks, Inc. (a)	4,119	17,753
MicroStrategy, Inc., Class A (a)	1,376	170,954
Common Stocks	Shares	Value

Software & Computer Services (continued)
Mitek Systems, Inc. (a)	5,622	$33,395
Monotype Imaging Holdings, Inc.	5,879	187,305
NCI, Inc. (a)	1,401	9,275
Netscout Systems, Inc. (a)	5,561	164,550
NetSuite, Inc. (a)	4,558	469,565
NIC, Inc.	9,825	244,348
Nuance Communications, Inc. (a)	37,826	574,955
Palo Alto Networks, Inc. (a)	6,862	394,359
PC-Tel, Inc.	3,495	33,447
PDF Solutions, Inc. (a)	4,386	112,369
Pegasystems, Inc.	2,694	132,491
Perficient, Inc. (a)	5,683	133,096
Premier, Inc., Class A (a)	4,550	167,258
Premiere Global Services, Inc. (a)	6,927	80,284
Progress Software Corp. (a)	7,977	206,046
PROS Holdings, Inc. (a)	3,982	158,882
PTC, Inc. (a)	17,399	615,751
QAD, Inc., Class A	913	16,124
QAD, Inc., Class B	1,021	16,356
QLIK Technologies, Inc. (a)	13,230	352,315
Quality Systems, Inc.	6,685	140,786
Rackspace Hosting, Inc. (a)	17,053	667,284
RealPage, Inc. (a)	7,551	176,542
RigNet, Inc. (a)	1,950	93,464
Rosetta Stone, Inc. (a)	3,184	38,908
Rovi Corp. (a)	14,960	294,562
Sapient Corp. (a)	16,280	282,621
Science Applications International Corp.	6,034	199,544
SciQuest, Inc. (a)	3,747	106,715
Selectica, Inc. (a)	2,985	19,044
ServiceNow, Inc. (a)	14,950	837,349
Smith Micro Software, Inc. (a)	7,292	10,792
SoftBrands, Inc. (a)	114	—
SolarWinds, Inc. (a)	9,677	366,081
Solera Holdings, Inc.	10,053	711,350
Splunk, Inc. (a)	11,995	823,697
SPS Commerce, Inc. (a)	2,536	165,601
SS&C Technologies Holdings, Inc. (a)	9,261	409,892
Support.com, Inc. (a)	9,070	34,375
Synchronoss Technologies, Inc. (a)	4,643	144,258
Synopsys, Inc. (a)	22,375	907,754
Syntel, Inc. (a)	2,153	195,815
Tableau Software, Inc., Class A (a)	2,416	166,535
Tangoe, Inc. (a)	5,467	98,461
TeleCommunication Systems, Inc., Class A (a)	8,736	20,268
TeleNav, Inc. (a)	3,551	23,401
TIBCO Software, Inc. (a)	22,524	506,340
Twitter, Inc. (a)	10,795	687,102
Tyler Technologies, Inc. (a)	4,163	425,167
Ultimate Software Group, Inc. (a)	4,175	639,694

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Software & Computer Services (concluded)
Unisys Corp. (a)	6,776	$227,470
United Online, Inc.	3,255	44,789
Unwired Planet, Inc. (a)	11,796	16,278
Vantiv, Inc., Class A (a)	18,050	588,611
VASCO Data Security International, Inc. (a)	4,809	37,174
Verint Systems, Inc. (a)	7,981	342,704
VirnetX Holding Corp. (a)(b)	6,560	127,330
Virtusa Corp. (a)	3,574	136,134
VMware, Inc., Class A (a)	12,483	1,119,850
Vocus, Inc. (a)	3,527	40,173
Voltari Corp. (a)(b)	1,272	4,363
Wave Systems Corp., Class A (a)	7,941	7,226
Web.com Group, Inc. (a)	7,378	234,547
Workday, Inc., Class A (a)	5,072	421,788
Zix Corp. (a)	10,873	49,581
Zynga, Inc., Class A (a)	95,138	361,524
		36,568,996

Support Services — 5.1%
ABM Industries, Inc.	6,840	195,556
Acacia Research Corp.	7,944	115,506
Advanced Emissions Solutions, Inc. (a)	1,659	89,968
The Advisory Board Co. (a)(b)	5,293	337,005
AM Castle & Co. (a)	3,004	44,369
Amdocs Ltd.	23,045	950,376
AMN Healthcare Services, Inc. (a)	6,884	101,195
AMREP Corp. (a)	600	4,182
Applied Industrial Technologies, Inc.	5,809	285,164
ARC Document Solutions, Inc. (a)	6,732	55,337
Barnes Group, Inc.	6,577	251,965
Barrett Business Services, Inc.	1,110	102,941
Black Box Corp.	2,395	71,371
Booz Allen Hamilton Holding Corp.	7,185	137,593
The Brink's Co.	6,483	221,330
Broadridge Financial Solutions, Inc.	17,177	678,835
Cardtronics, Inc. (a)	6,735	292,636
Casella Waste Systems, Inc. (a)	8,154	47,293
Cass Information Systems, Inc.	1,235	83,177
CBIZ, Inc. (a)	6,146	56,052
CDI Corp.	1,608	29,796
Cenveo, Inc. (a)	14,199	48,845
Clean Harbors, Inc. (a)(b)	8,035	481,779
Comfort Systems USA, Inc.	5,331	103,368
Consolidated Graphics, Inc. (a)	1,392	93,876
Convergys Corp.	14,084	296,468
CoreLogic, Inc. (a)	13,631	484,309
The Corporate Executive Board Co.	4,963	384,285
Corrections Corp. of America	16,721	536,242
CoStar Group, Inc. (a)	4,182	771,914
Common Stocks	Shares	Value

Support Services (continued)
CRA International, Inc. (a)	1,688	$33,422
Crawford & Co., Class B	3,747	34,622
Cross Country Healthcare, Inc. (a)	4,315	43,064
Deluxe Corp.	7,395	385,945
Dice Holdings, Inc. (a)	6,055	43,899
DigitalGlobe, Inc. (a)	10,168	418,413
Document Security Systems, Inc. (a)(b)	6,643	13,751
The Dolan Co. (a)	4,113	2,879
DXP Enterprises, Inc. (a)	1,578	181,786
ENGlobal Corp. (a)	3,131	4,352
Ennis, Inc.	3,906	69,136
Euronet Worldwide, Inc. (a)	7,000	334,950
EVERTEC, Inc.	8,115	200,116
ExamWorks Group, Inc. (a)	4,304	128,560
ExlService Holdings, Inc. (a)	4,608	127,273
Exponent, Inc.	2,025	156,816
FleetCor Technologies, Inc. (a)	10,722	1,256,297
Franklin Covey Co. (a)	2,441	48,527
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	5,866	241,327
Fuel Tech, Inc. (a)	3,071	21,773
Furmanite Corp. (a)	6,106	64,846
G&K Services, Inc., Class A	2,759	171,693
Genpact Ltd. (a)	15,874	291,605
The Geo Group, Inc.	10,290	331,544
Global Cash Access Holdings, Inc. (a)	9,464	94,545
Global Payments, Inc.	10,952	711,770
Global Power Equipment Group, Inc.	2,352	46,029
GP Strategies Corp. (a)	3,011	89,698
Harris Interactive, Inc. (a)	8,925	17,850
HD Supply Holdings, Inc. (a)	8,732	209,655
Heartland Payment Systems, Inc.	5,352	266,744
Heidrick & Struggles International, Inc.	2,179	43,885
Heritage-Crystal Clean, Inc. (a)	1,910	39,136
Higher One Holdings, Inc. (a)	5,856	57,155
Hudson Global, Inc. (a)	5,103	20,514
Huron Consulting Group, Inc. (a)	3,436	215,506
ICF International, Inc. (a)	2,942	102,117
InnerWorkings, Inc. (a)	5,931	46,202
Insperity, Inc.	3,118	112,653
Jack Henry & Associates, Inc.	12,279	727,040
Kaman Corp.	3,831	152,206
Kelly Services, Inc., Class A	3,402	84,846
Kforce, Inc.	4,287	87,712
Korn/Ferry International (a)	7,192	187,855
Lawson Products, Inc. (a)	634	7,766
Lender Processing Services, Inc.	12,426	464,484
LifeLock, Inc. (a)	10,579	173,601
Lincoln Educational Services Corp.	3,155	15,712

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Support Services (continued)
LinkedIn Corp. (a)	14,145	$3,067,060
Lionbridge Technologies, Inc. (a)	9,164	54,617
Management Network Group, Inc. (a)	2,116	5,861
Manpower, Inc.	11,282	968,673
MAXIMUS, Inc.	9,943	437,393
McGrath RentCorp	3,369	134,086
Metalico, Inc. (a)	7,655	15,846
Mistras Group, Inc. (a)	2,611	54,518
Mobile Mini, Inc. (a)	5,918	243,703
ModusLink Global Solutions, Inc. (a)	8,234	47,181
Monster Worldwide, Inc. (a)	15,278	108,932
MSC Industrial Direct Co., Inc., Class A	6,938	561,076
MWI Veterinary Supply, Inc. (a)	1,938	330,603
Navigant Consulting, Inc. (a)	7,309	140,333
NeuStar, Inc., Class A (a)	8,904	443,953
Odyssey Marine Exploration, Inc. (a)	16,995	34,330
On Assignment, Inc. (a)	6,867	239,796
Park-Ohio Holdings Corp. (a)	1,450	75,980
Perma-Fix Environmental Services (a)	1,637	5,320
PowerSecure International, Inc. (a)	3,462	59,443
PRGX Global, Inc. (a)	5,118	34,393
Quad/Graphics, Inc.	3,688	100,424
Rentrak Corp. (a)	1,794	67,975
Resources Connection, Inc.	5,694	81,595
RPX Corp. (a)	5,892	99,575
RR Donnelley & Sons Co.	26,649	540,442
Schnitzer Steel Industries, Inc., Class A	3,674	120,030
ServiceSource International, Inc. (a)	9,367	78,495
Sharps Compliance Corp. (a)	3,560	16,839
The Standard Register Co. (a)	1,229	8,456
StarTek, Inc. (a)	2,482	16,108
Swisher Hygiene, Inc. (a)	16,316	8,388
Sykes Enterprises, Inc. (a)	5,616	122,485
Team, Inc. (a)	2,869	121,473
TeleTech Holdings, Inc. (a)	2,889	69,163
Tetra Tech, Inc. (a)	9,202	257,472
Towers Watson & Co., Class A	9,310	1,188,049
TrueBlue, Inc. (a)	6,009	154,912
UniFirst Corp.	2,139	228,873
United Rentals, Inc. (a)	13,634	1,062,770
United Stationers, Inc.	5,672	260,288
Universal Technical Institute, Inc.	3,009	41,855
URS Corp.	10,620	562,754
US Ecology, Inc.	2,984	110,975
Verisk Analytics, Inc., Class A (a)	21,899	1,439,202
Viad Corp.	2,807	77,978
Common Stocks	Shares	Value

Support Services (concluded)
WageWorks, Inc. (a)	4,437	$263,735
Waste Connections, Inc.	17,766	775,131
WEX, Inc. (a)	5,634	557,935
		31,430,484

Technology Hardware & Equipment — 4.8%
3D Systems Corp. (a)(b)	13,971	1,298,325
ADTRAN, Inc.	8,627	233,015
Advanced Energy Industries, Inc. (a)	5,529	126,393
Advanced Micro Devices, Inc. (a)(b)	90,811	351,439
Agilysys, Inc. (a)	2,787	38,795
Alliance Fiber Optic Products, Inc.	2,653	39,928
Amkor Technology, Inc. (a)	18,692	114,582
Amtech Systems, Inc. (a)	2,148	14,950
ANADIGICS, Inc. (a)	15,240	28,042
Applied Micro Circuits Corp. (a)	11,131	148,933
ARRIS Group, Inc. (a)(b)	16,975	413,596
Aruba Networks, Inc. (a)	16,990	304,121
Atmel Corp. (a)	62,290	487,731
ATMI, Inc. (a)	4,709	142,259
Avago Technologies Ltd.	35,639	1,884,947
Aviat Networks, Inc. (a)	11,646	26,320
Aware, Inc. (a)	2,639	16,124
Axcelis Technologies, Inc. (a)	19,244	46,955
AXT, Inc. (a)	4,192	10,941
Brocade Communications Systems, Inc. (a)	65,358	579,725
Brooks Automation, Inc.	9,171	96,204
Cabot Microelectronics Corp. (a)	3,393	155,060
CalAmp Corp. (a)	5,345	149,500
Cavium, Inc. (a)	7,834	270,351
Ceva, Inc. (a)	4,009	61,017
Ciena Corp. (a)	15,364	367,661
Cirrus Logic, Inc. (a)	9,333	190,673
Clearfield, Inc. (a)	2,370	47,969
Cohu, Inc.	3,077	32,308
Comtech Telecommunications Corp.	2,512	79,178
Concurrent Computer Corp.	2,796	22,843
Cray, Inc. (a)	6,296	172,888
Cree, Inc. (a)	17,527	1,096,664
CVD Equipment Corp. (a)(b)	1,397	20,284
Cypress Semiconductor Corp. (a)	20,763	218,011
Dataram Corp. (a)	368	983
Diebold, Inc.	9,370	309,304
Digi International, Inc. (a)	4,258	51,607
Diodes, Inc. (a)	5,275	124,279
Dot Hill Systems Corp. (a)	10,624	35,803
DSP Group, Inc. (a)	3,838	37,267
Dycom Industries, Inc. (a)	5,165	143,535
EchoStar Corp., Class A (a)	5,842	290,464

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
Electronics for Imaging, Inc. (a)	7,174	$277,849
Emcore Corp. (a)	4,946	25,324
Emulex Corp. (a)	14,355	102,782
Entegris, Inc. (a)	20,233	234,703
Entropic Communications, Inc. (a)	14,064	66,241
Exar Corp. (a)	7,409	87,352
Extreme Networks, Inc. (a)	14,843	103,901
Fairchild Semiconductor International, Inc. (a)	18,313	244,479
Finisar Corp. (a)	14,224	340,238
FormFactor, Inc. (a)	8,934	53,783
Fusion-io, Inc. (a)	14,560	129,730
GSI Technology, Inc. (a)	4,254	28,247
Harmonic, Inc. (a)	15,600	115,128
Hittite Microwave Corp. (a)	4,531	279,699
Hutchinson Technology, Inc. (a)	5,353	17,130
ID Systems, Inc. (a)	2,671	15,465
Identive Group, Inc. (a)	7,272	4,186
Ikanos Communications, Inc. (a)	15,913	19,096
Imation Corp. (a)	4,885	22,862
Infinera Corp. (a)	18,040	176,431
Infosonics Corp. (a)	3,600	5,508
Ingram Micro, Inc., Class A (a)	22,088	518,184
Inphi Corp. (a)	3,982	51,368
Insight Enterprises, Inc. (a)	6,078	138,031
Integrated Device Technology, Inc. (a)	20,041	204,218
Integrated Silicon Solution, Inc. (a)	4,637	56,061
InterDigital, Inc.	6,145	181,216
International Rectifier Corp. (a)(b)	10,313	268,860
Intersil Corp., Class A	18,535	212,596
Ixia (a)	8,659	115,251
IXYS Corp.	3,911	50,726
JDS Uniphase Corp. (a)	34,288	445,058
Kopin Corp. (a)	10,311	43,512
Kulicke & Soffa Industries, Inc. (a)	11,023	146,606
KVH Industries, Inc. (a)	2,575	33,552
Lantronix, Inc. (a)	5,337	8,379
Lattice Semiconductor Corp. (a)	17,296	95,301
Lexmark International, Inc., Class A (c)	9,097	323,125
Loral Space & Communications, Inc. (a)	1,920	155,482
LRAD Corp. (a)	8,678	16,315
LTX-Credence Corp. (a)	7,785	62,202
Marvell Technology Group Ltd.	58,788	845,371
Mattson Technology, Inc. (a)	11,678	31,998
Maxim Integrated Products, Inc.	41,064	1,146,096
MaxLinear, Inc., Class A (a)	5,193	54,163
Mercury Systems, Inc. (a)	5,283	57,849
Micrel, Inc.	6,402	63,188
MICROS Systems, Inc. (a)	11,105	637,094
Microsemi Corp. (a)	13,713	342,139
Common Stocks	Shares	Value

Technology Hardware & Equipment (continued)
MKS Instruments, Inc.	7,690	$230,239
Monolithic Power Systems, Inc. (a)	5,018	173,924
MoSys, Inc. (a)	7,932	43,785
Nanometrics, Inc. (a)	4,088	77,876
NCR Corp. (a)	24,356	829,565
NeoPhotonics Corp. (a)	4,610	32,547
NETGEAR, Inc. (a)	5,807	191,283
Netlist, Inc. (a)	4,429	3,277
Novatel Wireless, Inc. (a)	6,199	14,692
Oclaro, Inc. (a)	15,607	38,861
OmniVision Technologies, Inc. (a)	7,941	136,585
ON Semiconductor Corp. (a)(b)	65,989	543,749
Oplink Communications, Inc. (a)	3,237	60,208
Optical Cable Corp.	1,750	6,527
Overland Storage, Inc. (a)	13,603	13,195
PAR Technology Corp. (a)	2,477	13,500
Parkervision, Inc. (a)(b)	16,099	73,250
PC Connection, Inc.	2,315	57,528
Pendrell Corp. (a)	20,964	42,138
Performance Technologies, Inc. (a)	4,359	16,281
Pericom Semiconductor Corp. (a)	3,697	32,755
Photronics, Inc. (a)	9,259	83,609
Pixelworks, Inc. (a)	3,290	15,858
Plantronics, Inc.	6,383	296,490
PLX Technology, Inc. (a)	6,505	42,803
PMC - Sierra, Inc. (a)	30,166	193,967
Polycom, Inc. (a)	24,303	272,923
Power Integrations, Inc.	4,369	243,878
Preformed Line Products Co.	401	29,337
Procera Networks, Inc. (a)	3,534	53,081
Pulse Electronics Corp. (a)	1,702	4,919
QLogic Corp. (a)	12,977	153,518
Quantum Corp. (a)	42,456	50,947
QuickLogic Corp. (a)	7,869	31,083
Qumu Corp. (a)	2,149	27,507
Radisys Corp. (a)	4,631	10,605
Rambus, Inc. (a)	16,893	159,977
RF Micro Devices, Inc. (a)	40,909	211,090
Riverbed Technology, Inc. (a)	24,043	434,697
Rudolph Technologies, Inc. (a)	5,897	69,231
ScanSource, Inc. (a)	4,114	174,557
Seachange International, Inc. (a)	4,201	51,084
Semtech Corp. (a)(b)	10,098	255,277
ShoreTel, Inc. (a)	10,189	94,554
Sigma Designs, Inc. (a)	6,824	32,209
Silicon Graphics International Corp. (a)	5,400	72,414
Silicon Image, Inc. (a)	12,222	75,165
Silicon Laboratories, Inc. (a)	5,757	249,336
Skyworks Solutions, Inc. (a)	27,219	777,375
Sonic Foundry, Inc. (a)	1,513	14,835
Sonus Networks, Inc. (a)	42,059	132,486
Spansion, Inc., Class A (a)	7,262	100,869

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Technology Hardware & Equipment (concluded)
SunEdison, Inc. (a)	36,029	$470,178
Super Micro Computer, Inc. (a)	5,246	90,021
Superconductor Technologies, Inc. (a)	2,902	6,239
Supertex, Inc. (a)	1,514	37,926
Synaptics, Inc. (a)	5,081	263,247
SYNNEX Corp. (a)	3,808	256,659
Systemax, Inc. (a)	1,175	13,219
Tech Data Corp. (a)	5,511	284,368
Teradyne, Inc. (a)	28,109	495,281
Tessera Technologies, Inc.	7,127	140,473
Transact Technologies, Inc.	2,237	28,030
TriQuint Semiconductor, Inc. (a)	23,588	196,724
Ultra Clean Holdings, Inc. (a)	4,606	46,198
Ultratech, Inc. (a)	4,365	126,585
USA Technologies, Inc. (a)	6,360	11,512
VeriFone Systems, Inc. (a)	16,208	434,699
ViaSat, Inc. (a)	6,179	387,114
Vitesse Semiconductor Corp. (a)	10,712	31,279
VOXX International Corp. (a)	3,133	52,321
West Corp.	3,886	99,909
Westell Technologies, Inc., Class A (a)	10,137	41,055
Zhone Technologies, Inc. (a)	5,380	28,729
		29,524,261

Tobacco — 0.1%
Alliance One International, Inc. (a)	11,747	35,828
Schweitzer-Mauduit International, Inc.	4,655	239,593
Star Scientific, Inc. (a)(b)	26,933	31,242
Universal Corp.	3,009	164,292
Vector Group Ltd.	9,727	159,231
		630,186

Travel & Leisure — 4.6%
AFC Enterprises, Inc. (a)	3,742	144,067
Alaska Air Group, Inc.	10,055	737,735
Allegiant Travel Co.	2,065	217,734
Ambassadors Group, Inc.	3,100	14,415
American Airlines Group, Inc. (a)	27,644	698,011
Avis Budget Group, Inc. (a)	15,851	640,697
Bally Technologies, Inc. (a)	5,755	451,480
Biglari Holdings, Inc. (a)	235	119,060
BJ's Restaurants, Inc. (a)	3,851	119,612
Bloomin' Brands, Inc. (a)	6,900	165,669
Bob Evans Farms, Inc.	3,913	197,959
Boyd Gaming Corp. (a)	12,328	138,813
Bravo Brio Restaurant Group, Inc. (a)	3,485	56,701
Brinker International, Inc.	9,977	462,334
Buffalo Wild Wings, Inc. (a)	2,791	410,835
Burger King Worldwide, Inc.	9,595	219,342
Common Stocks	Shares	Value

Travel & Leisure (continued)
Carmike Cinemas, Inc. (a)	3,591	$99,973
Carrols Restaurant Group, Inc. (a)	4,377	28,932
CEC Entertainment, Inc.	2,570	113,800
Century Casinos, Inc. (a)	5,920	30,843
The Cheesecake Factory, Inc.	7,012	338,469
Choice Hotels International, Inc.	5,569	273,494
Churchill Downs, Inc.	1,755	157,336
Cinemark Holdings, Inc.	14,861	495,317
Cosi, Inc. (a)	3,314	5,568
Cracker Barrel Old Country Store, Inc.	3,442	378,861
Denny's Corp. (a)	14,630	105,190
DineEquity, Inc.	2,499	208,791
Domino's Pizza, Inc.	8,310	578,792
Dover Downs Gaming & Entertainment, Inc. (a)	3,295	4,877
Dover Motorsports, Inc.	2,127	5,339
Dunkin' Brands Group, Inc.	15,808	761,946
Einstein Noah Restaurant Group, Inc.	2,412	34,974
Empire Resorts, Inc. (a)	3,211	15,541
Entertainment Gaming Asia, Inc. (a)	3,165	3,735
Famous Dave's Of America, Inc. (a)	1,417	25,931
Fiesta Restaurant Group, Inc. (a)	3,786	197,781
Full House Resorts, Inc. (a)	6,459	18,085
Gaming Partners International Corp. (a)	1,026	8,403
Hawaiian Holdings, Inc. (a)	7,867	75,759
Hertz Global Holdings, Inc. (a)	65,310	1,869,172
HomeAway, Inc. (a)	9,142	373,725
Hyatt Hotels Corp., Class A (a)	8,708	430,698
International Speedway Corp., Class A	3,616	128,332
Interval Leisure Group, Inc.	5,942	183,608
Isle of Capri Casinos, Inc. (a)	6,156	55,404
Jack in the Box, Inc. (a)	6,366	318,427
Jamba, Inc. (a)	2,956	36,743
JetBlue Airways Corp. (a)	31,017	265,195
Krispy Kreme Doughnuts, Inc. (a)	10,105	194,925
Las Vegas Sands Corp.	56,264	4,437,542
Life Time Fitness, Inc. (a)	5,616	263,952
Luby's, Inc. (a)	4,115	31,768
Madison Square Garden Co., Class A (a)	9,066	522,020
Marcus Corp.	3,675	49,392
Marriott Vacations Worldwide Corp. (a)	4,965	261,953
MGM Resorts International (a)	48,925	1,150,716
Monarch Casino & Resort, Inc. (a)	2,415	48,493
Morgans Hotel Group Co. (a)	6,849	55,682
MTR Gaming Group, Inc. (a)	5,643	29,118

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Travel & Leisure (concluded)
Multimedia Games Holding Co., Inc. (a)	4,132	$129,580
Norwegian Cruise Line Holdings Ltd. (a)	10,419	369,562
Orbitz Worldwide, Inc. (a)	6,947	49,880
Orient-Express Hotels Ltd., Class A (a)	14,206	214,653
Panera Bread Co., Class A (a)	4,045	714,711
Papa John's International, Inc.	4,900	222,460
Penn National Gaming, Inc. (a)	11,340	162,502
Pinnacle Entertainment, Inc. (a)	8,495	220,785
Premier Exhibitions, Inc. (a)	8,491	9,850
Reading International, Inc., Class A (a)	4,754	35,607
Red Lion Hotels Corp. (a)	4,939	29,881
Red Robin Gourmet Burgers, Inc. (a)	1,996	146,786
Regal Entertainment Group, Class A	12,195	237,193
Republic Airways Holdings, Inc. (a)	6,912	73,889
Rick's Cabaret International, Inc. (a)	1,858	21,516
Royal Caribbean Cruises Ltd.	23,253	1,102,657
Ruby Tuesday, Inc. (a)	8,805	61,019
Ruth's Hospitality Group, Inc.	5,745	81,636
Ryman Hospitality Properties	7,741	323,419
Scientific Games Corp., Class A (a)	7,568	128,126
SeaWorld Entertainment, Inc.	4,082	117,439
Six Flags Entertainment Corp.	13,808	508,411
SkyWest, Inc.	6,187	91,753
Sonic Corp. (a)	8,196	165,477
Speedway Motorsports, Inc.	1,363	27,056
Spirit Airlines, Inc. (a)	10,565	479,757
Steiner Leisure Ltd. (a)	1,965	96,658
Texas Roadhouse, Inc.	8,734	242,805
Town Sports International Holdings, Inc.	3,915	57,785
Travelzoo, Inc. (a)	2,057	43,855
United Continental Holdings, Inc. (a)	52,616	1,990,463
Vail Resorts, Inc.	5,252	395,108
The Wendy's Co.	41,020	357,694
World Wrestling Entertainment, Inc.	4,364	72,355
		28,451,394

Total Common Stocks — 95.6%		589,198,145

Other Interests (e)	Beneficial Interest (000)	Value

Fixed Line Telecommunications — 0.0%
Primus Telecommunications Group, Inc.	$29	$1

Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA	3	—

Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)	4	—

Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	—

Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—

Total Other Interests — 0.0%		1

Warrants (f)	Shares

Automobiles & Parts — 0.0%
Federal-Mogul Corp., Class A, (Issued 12/27/07, 1 Share for 1 Warrant, Expires 12/27/14, Strike Price $45.82)	249	3

Oil & Gas Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrants, Expires 4/15/16, Strike Price $8.50)	2,485	—

Total Warrants — 0.0%		3

Total Long-Term Investments (Cost — $352,860,145) — 95.6%		589,198,149

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.15% (d)(g)	24,257,699	24,257,699
	Beneficial Interest (000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (d)(g)(h)	$20,519	20,519,002

Total Short-Term Securities (Cost — $44,776,701) — 7.3%		44,776,701

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)
Value
Total Investments (Cost — $397,636,846*) — 102.9%	$633,974,850
Liabilities in Excess of Other Assets — (2.9)%	(18,107,566)
Net Assets — 100.0%	$615,867,284

Notes to Schedule of Investments
*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$400,581,922
	Gross unrealized appreciation	$250,185,304
	Gross unrealized depreciation	(16,792,376)
	Net unrealized appreciation	$233,392,928

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.
(d)	Investments in issuers considered to be an affiliate of the Series during the year ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased[1]	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2013	Value at December 31, 2013	Income
BlackRock Liquidity Funds, TempCash Institutional Class	11,170,008	13,087,691	—	24,257,699	$24,257,699	$17,290
BlackRock Liquidity Series, LLC, Money Market Series	$14,273,670	$6,245,332	—	$20,519,002	$20,519,002	$366,641
PennyMac Mortgage Investment Trust	5,478	—	—	5,478	$125,775	$12,490

[1] Represents net shares/beneficial interest purchased.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(g)	Represents the current yield as of report date.
(h)

Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series
•
For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
119	Russell 2000 Mini Index	ICE Futures US Indices	March 2014	$13,820,660	$576,843
92	S&P MidCap 400 E-Mini	Chicago Mercantile	March 2014	$12,322,480	310,364
Total					$887,207

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks:
Aerospace & Defense	$10,049,931	—	—	$10,049,931
Alternative Energy	704,156	—	—	704,156
Automobiles & Parts	11,628,053	—	—	11,628,053
Banks	32,064,639	—	—	32,064,639
Beverages	463,971	—	—	463,971
Chemicals	15,320,752	—	—	15,320,752
Construction & Materials	15,596,102	—	—	15,596,102
Electricity	8,175,727	—	—	8,175,727

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Electronic & Electrical Equipment	$17,164,631	—	—	$17,164,631
Financial Services	20,537,113	—	—	20,537,113
Fixed Line Telecommunications	2,264,335	—	—	2,264,335
Food & Drug Retailers	5,208,428	—	—	5,208,428
Food Producers	11,763,518	—	—	11,763,518
Forestry & Paper	1,664,059	—	—	1,664,059
Gas, Water & Multi-Utilities	8,029,139	—	—	8,029,139
General Industrials	7,804,355	—	—	7,804,355
General Retailers	30,417,664	—	—	30,417,664
Health Care Equipment & Services	30,409,132	—	—	30,409,132
Household Goods & Home Construction	11,610,567	—	—	11,610,567
Industrial Engineering	18,585,862	—	—	18,585,862
Industrial Metals & Mining	3,994,307	—	—	3,994,307
Industrial Transportation	8,697,366	—	—	8,697,366
Leisure Goods	5,330,457	—	—	5,330,457
Life Insurance	3,134,109	—	—	3,134,109
Media	25,794,922	—	—	25,794,922
Mining	3,057,901	—	—	3,057,901
Mobile Telecommunications	5,313,653	—	—	5,313,653
Nonlife Insurance	20,815,641	—	—	20,815,641
Oil & Gas Producers	20,056,502	—	—	20,056,502
Oil Equipment, Services & Distribution	15,583,167	—	—	15,583,167
Personal Goods	9,473,197	—	—	9,473,197
Pharmaceuticals & Biotechnology	29,672,088	—	$241	29,672,329
Real Estate Investment & Services	6,116,853	—	—	6,116,853
Real Estate Investment Trusts (REITs)	46,090,286	—	—	46,090,286
Software & Computer Services	36,568,996	—	—	36,568,996
Support Services	31,430,484	—	—	31,430,484
Technology Hardware & Equipment	29,524,261	—	—	29,524,261
Tobacco	630,186	—	—	630,186
Travel & Leisure	28,451,394	—	—	28,451,394
Other Interests:
Fixed Line Telecommunications	—	—	1	1
Warrants:
Automobiles & Parts	3	—	—	3
Short-Term Investment Fund	24,257,699	$20,519,002	—	44,776,701
Total	$613,455,606	$20,519,002	$242	$633,974,850

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Schedule of Investments (concluded)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$887,207	—	—	$887,207

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Series’ assets and/or liabilities approximates fair value for financial statement purposes. As of December 31, 2013,

such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$800,000	—	—	$800,000
Liabilities:
Collateral on securities loaned at value	—	$(20,519,002)	—	(20,519,002)
Total	$800,000	$(20,519,002)	—	$(19,719,002)

There were no transfers between levels during the year ended December 31, 2013

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Statement of Assets and Liabilities	Master Extended Market Index Series

December 31, 2013
Assets
Investments at value - unaffiliated (including securities loaned at value of $20,055,074) (cost — $352,752,053)	$589,072,374
Investments at value - affiliated (cost — $44,884,793)	44,902,476
Cash pledged for financial futures contracts	800,000
Contributions receivable from investors	858,740
Dividends receivable - unaffiliated	653,981
Variation margin receivable on financial futures contracts	85,192
Other income receivable - affiliated	58,881
Securities lending income receivable — affiliated	41,231
Prepaid expenses	4,043
Total assets	636,476,918

Liabilities
Collateral on securities loaned at value	20,519,002
Directors' fees payable	4,319
Investment advisory fees payable	3,683
Other affiliates payable	1,325
Other accrued expenses payable	81,305
Total liabilities	20,609,634
Net Assets	$615,867,284

Net Assets Consist of
Investors' capital	$378,642,073
Net unrealized appreciation/depreciation	237,225,211
Net Assets	$615,867,284

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Statement of Operations	Master Extended Market Index Series

Year Ended December 31, 2013
Investment Income
Dividends - unaffiliated	$6,558,634
Foreign taxes withheld	(7,525)
Securities lending - affiliated - net	366,641
Dividends - affiliated	29,780
Other income - affiliated	58,881
Total income	7,006,411

Expenses
Investment advisory	50,536
Accounting services	95,462
Professional	78,524
Custodian	24,687
Printing	21,632
Directors	20,456
Miscellaneous	50,257
Total expenses	341,554
Less fees waived by Manager	(15,220)
Total expenses after fees waived	326,334
Net investment income	6,680,077

Realized and Unrealized Gain
Net realized gain from:
Investments	20,605,385
Financial futures contracts	5,159,938
25,765,323
Net change in unrealized appreciation/depreciation on:
Investments	126,323,267
Financial futures contracts	722,380
127,045,647
Total realized and unrealized gain	152,810,970
Net Increase in Net Assets Resulting from Operations	$159,491,047

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Statements of Changes in Net Assets	Master Extended Market Index Series

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2013	2012
Operations
Net investment income	$6,680,077	$7,371,799
Net realized gain	25,765,323	271,624
Net change in unrealized appreciation/depreciation	127,045,647	66,917,117
Net increase in net assets resulting from operations	159,491,047	74,560,540

Capital Transactions
Proceeds from contributions	142,916,608	68,284,242
Value of withdrawals	(84,844,928)	(184,292,124)
Net increase (decrease) in net assets derived from capital transactions	58,071,680	(116,007,882)

Net Assets
Total increase (decrease) in net assets	217,562,727	(41,447,342)
Beginning of year	398,304,557	439,751,899
End of year	$615,867,284	$398,304,557

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Financial Highlights	Master Extended Market Index Series

	Year Ended December 31,
2013		2012	2011	2010	2009
Total Investment Return
Total investment return	37.98%	18.04%	(3.55)%	28.65%	37.08%
Ratios to Average Net Assets
Total expenses	0.07%	0.10%	0.08%	0.08%	0.11%
Total expenses after fees waived and/or reimbursed	0.06%	0.09%	0.08%	0.08%	0.10%
Net investment income	1.32%	1.83%	1.29%	1.30%	1.26%

Supplemental Data
Net assets, end of year (000)	$615,867	$398,305	$439,752	$437,426	$286,216
Portfolio turnover	18%	12%	12%	15%	20%

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Notes to Financial Statements	Master Extended Market Index Series

1. Organization:

Master Extended Market Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative

Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

2. Significant Accounting Policies:

The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair value of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market ("NASDAQ") are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price.

The Series values its investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital.  Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee or its delegate, deem relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series' pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where the Series enters into certain investments (e.g., financial futures contracts) that would be “senior securities” for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Series’ future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Notes to Financial Statements (continued)	Master Extended Market Index Series

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' US federal tax returns remains open for each of the four years ended December 31, 2013. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Series should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of the Series’ securities lending agreements by counterparty which are subject to offset under a MSLA as of December 31, 2013:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$1,194,113	$(1,194,113)	—
BNP Paribas S.A.	844,880	(844,880)	—
Citigroup Global Markets, Inc.	1,937,926	(1,937,926)	—
Credit Suisse Securities (USA) LLC	1,309,473	(1,309,473)	—
Deutsche Bank Securities, Inc.	195,271	(195,271)	—
Goldman Sachs & Co	7,290,008	(7,290,008)	—
JP Morgan Securities LLC	1,230,213	(1,230,213)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,136,176	(1,136,176)	—
Morgan Stanley	4,821,643	(4,821,643)	—
UBS Securities LLC	95,371	(95,371)	—
Total	$20,055,074	$(20,055,074)	—

1 Collateral with a value of $20,519,002 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Series benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities lent. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year ended December 31, 2013, any securities on loan were collateralized by cash.

4. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or over the counter.

Financial Futures Contracts: The Series purchases and/or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Notes to Financial Statements (continued)	Master Extended Market Index Series

agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is recorded in the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Series as unrealized appreciation or depreciation, and if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

The following is a summary of the Series’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of December 31, 2013
	Derivative Assets
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation[1]	$887,207

[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations
Year Ended December 31, 2013
Net Realized Gain From
Equity contracts:
Financial futures contracts	$5,159,938

Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$722,380

For the year ended December 31, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	188
Average number of contracts sold	1
Average notional value of contracts purchased	$21,294,153
Average notional value of contracts sold	$57,550

Counterparty Credit Risk:

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. This amount is included in fees waived by Manager in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BIM, an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the year ended December 31, 2013, the Series reimbursed the Manager $4,475 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business. The expense limitation as a

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Notes to Financial Statements (continued)	Master Extended Market Index Series

percentage of average daily net assets is 0.12%. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2014 unless approved by the Board, including a majority of the Independent Trustees. There were no fees waived and/or reimbursed by the Manager for the year ended December 31, 2013.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Series benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Series is shown as securities lending — affiliated — net in the Statement of Operations. For the year ended December 31, 2013, BIM received $197,364 in securities lending agent fees related to securities lending activities for the Series.

The Series recorded a payment from an affiliate to compensate for foregone securities lending revenue which is shown as Other income – affiliated in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2013, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were $3,771,180 and $19,630,521, respectively.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities for the year ended December 31, 2013, were $142,573,257 and $86,024,108, respectively.

7. Bank Borrowings:

The Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Series may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Series did not borrow under the credit agreement during the year ended December 31, 2013.

8. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

As of December 31, 2013, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors of Master Extended Market Index Series and Board of Directors of

Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the series constituting Quantitative Master Series LLC, (the “Series”) as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series, of the Quantitative Master Series LLC, as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 18, 2014

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Officers and Directors
Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director [2]	Principal Occupation(s) During Past Five Years	Number of BlackRock – Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors [1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 107 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 107 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	President, London Center for Policy Research since 2012; Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 107 Portfolios
QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Director	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1998 to 2008.	33 RICs consisting of 107 Portfolios	None
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 107 Portfolios	None
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The	33 RICs consisting of 107 Portfolios	None

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 107 Portfolios	None

[1]	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.
[2]	Date shown is the earliest date a person has served for the Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new fund boards in 2007.
QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

As a result, although the chart shows certain Directors as joining the Master LLC’s board in 2007, those Directors first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.
Interested Directors [3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock's Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	144 RICs consisting of 278 Portfolios	None
QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Consultant, BlackRock, from 2007 to 2008; Managing Director, BlackRock, from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	144 RICs consisting of 278 Portfolios	None

[3]	Mr. Audet is an "interested person”, as defined in the 1940 Act, of the Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an "interested person" of the Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Name, Address and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Master LLC Officers [1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock's U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012

Managing Director of BlackRock since 2014; Director of BlackRock, Inc. from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief

Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.

[1] Officers of the Master LLC serve at the pleasure of the Board.
QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Additional Information

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC

Princeton, NJ 08540

Custodian

JPMorgan Chase Bank, N.A.

Brooklyn, NY 11245

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Series

100 Bellevue Parkway

Wilmington, DE 19809

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2013

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.
Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish
Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Master Extended Market Index Series of Quantitative Master Series LLC	$38,763	$38,500	$0	$0	$13,000	$13,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,865,000	$2,970,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

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(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
Master Extended Market Index Series of Quantitative Master Series LLC	$13,000	$13,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,865,000 and $2,970,000, respectively, were billed by D&T to the Investment Adviser.
(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –	Audit Committee of Listed Registrants – Not Applicable

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Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) Code of Ethics – See Item 2
(a)(2) Certifications – Attached hereto
(a)(3) Not Applicable
(b) Certifications – Attached hereto
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 28, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 28, 2014

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